UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03752
AMG Funds III
(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901
(Address of principal executive offices)  (Zip code)

AMG Funds LLC
680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901
(Name and address of agent for service)
Registrant's telephone number, including area code:
(203) 299-3500
Date of fiscal year end:
December 31
Date of reporting period:
January 01, 2024 - June 30, 2024
(Semi-Annual Shareholder Report)
Item 1. Reports to Shareholders
(a)
AMG GW&K ESG Bond Fund
Class N/MGFIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG GW&K ESG Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K ESG Bond Fund (Class N/MGFIX)	$34	0.68%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$397,878,366
Total number of portfolio holdings	149
Net advisory fees paid	$406,227
Portfolio turnover rate as of the end of the reporting period	18%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
FHLMC, 3.000%, 04/01/51	3.2%
U.S. Treasury Bonds, 2.250%, 05/15/41	3.0%
FNMA, 3.500%, 08/01/49	2.2%
U.S. Treasury Bonds, 1.875%, 02/15/51	2.2%
U.S. Treasury Bonds, 3.125%, 05/15/48	2.2%
FNMA, 3.500%, 02/01/35	2.1%
FNMA, 3.500%, 02/01/47	1.8%
FHLMC, 3.500%, 02/01/50	1.8%
FHLMC, 4.500%, 12/01/48	1.7%
FNMA, 4.000%, 06/01/48	1.7%
Top Ten as a Group	21.9%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG GW&K ESG Bond Fund
Class I/MGBIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG GW&K ESG Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K ESG Bond Fund (Class I/MGBIX)	$24	0.48%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$397,878,366
Total number of portfolio holdings	149
Net advisory fees paid	$406,227
Portfolio turnover rate as of the end of the reporting period	18%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
FHLMC, 3.000%, 04/01/51	3.2%
U.S. Treasury Bonds, 2.250%, 05/15/41	3.0%
FNMA, 3.500%, 08/01/49	2.2%
U.S. Treasury Bonds, 1.875%, 02/15/51	2.2%
U.S. Treasury Bonds, 3.125%, 05/15/48	2.2%
FNMA, 3.500%, 02/01/35	2.1%
FNMA, 3.500%, 02/01/47	1.8%
FHLMC, 3.500%, 02/01/50	1.8%
FHLMC, 4.500%, 12/01/48	1.7%
FNMA, 4.000%, 06/01/48	1.7%
Top Ten as a Group	21.9%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG GW&K High Income Fund
Class N/MGGBX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG GW&K High Income Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K High Income Fund (Class N/MGGBX)	$41	0.82%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$6,686,315
Total number of portfolio holdings	1
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	25%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.270%	100.9%
Top Ten as a Group	100.9%
Portfolio Breakdown
Recent Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus at https://wealth.amg.com/resources/order-literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
The Board of Trustees of AMG Funds III has approved a plan to liquidate and terminate the Fund (the "Liquidation"), which is expected to occur on or about September 11, 2024 (the "Liquidation Date"). In conjunction with the Liquidation, the Fund sold its portfolio investments and invested the proceeds in cash and cash equivalents. Effective June 14, 2024, the Fund discontinued accruing 12b-1 Distribution fees through the Liquidation Date, and effective June 17, 2024, and through the Liquidation Date, the Investment Manager waived its management fee and will waive the right to recoup any prior reimbursed expenses under the Fund's Expense Limitation Agreement. Since immediately following the close of business on June 13, 2024, the Fund no longer accepts investments, except for investments made through existing asset allocation programs investing in the Fund, and shares purchased pursuant to automatic investment programs, such as automatic investments through 401(k) plans and reinvestments of any dividends and distributions.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG GW&K High Income Fund
Class I/GWHIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG GW&K High Income Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K High Income Fund (Class I/GWHIX)	$31	0.62%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$6,686,315
Total number of portfolio holdings	1
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	25%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.270%	100.9%
Top Ten as a Group	100.9%
Portfolio Breakdown
Recent Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus at https://wealth.amg.com/resources/order-literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
The Board of Trustees of AMG Funds III has approved a plan to liquidate and terminate the Fund (the "Liquidation"), which is expected to occur on or about September 11, 2024 (the "Liquidation Date"). In conjunction with the Liquidation, the Fund sold its portfolio investments and invested the proceeds in cash and cash equivalents. Effective June 14, 2024, the Fund discontinued accruing 12b-1 Distribution fees through the Liquidation Date, and effective June 17, 2024, and through the Liquidation Date, the Investment Manager waived its management fee and will waive the right to recoup any prior reimbursed expenses under the Fund's Expense Limitation Agreement. Since immediately following the close of business on June 13, 2024, the Fund no longer accepts investments, except for investments made through existing asset allocation programs investing in the Fund, and shares purchased pursuant to automatic investment programs, such as automatic investments through 401(k) plans and reinvestments of any dividends and distributions.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG Veritas Asia Pacific Fund
Class N/MGSEX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG Veritas Asia Pacific Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas Asia Pacific Fund (Class N/MGSEX)	$61	1.17%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$88,229,688
Total number of portfolio holdings	46
Net advisory fees paid	$228,065
Portfolio turnover rate as of the end of the reporting period	39%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	17.0%
Tencent Holdings, Ltd. (China)	7.8%
Samsung Electronics Co., Ltd. (South Korea)	7.8%
Alibaba Group Holding, Ltd. (China)	6.1%
Goodman Group (Australia)	4.6%
HDFC Bank, Ltd., ADR (India)	4.1%
SK Hynix, Inc. (South Korea)	4.0%
REA Group, Ltd. (Australia)	3.6%
Aristocrat Leisure, Ltd. (Australia)	3.3%
Hanwha Aerospace Co., Ltd. (South Korea)	2.6%
Top Ten as a Group	60.9%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG Veritas Asia Pacific Fund
Class I/MSEIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG Veritas Asia Pacific Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas Asia Pacific Fund (Class I/MSEIX)	$48	0.93%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$88,229,688
Total number of portfolio holdings	46
Net advisory fees paid	$228,065
Portfolio turnover rate as of the end of the reporting period	39%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	17.0%
Tencent Holdings, Ltd. (China)	7.8%
Samsung Electronics Co., Ltd. (South Korea)	7.8%
Alibaba Group Holding, Ltd. (China)	6.1%
Goodman Group (Australia)	4.6%
HDFC Bank, Ltd., ADR (India)	4.1%
SK Hynix, Inc. (South Korea)	4.0%
REA Group, Ltd. (Australia)	3.6%
Aristocrat Leisure, Ltd. (Australia)	3.3%
Hanwha Aerospace Co., Ltd. (South Korea)	2.6%
Top Ten as a Group	60.9%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

(b) Not applicable.

Item 2. CODE OF ETHICS

Not required in this filing.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6. INVESTMENTS

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 hereof.

Item 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

SEMI-ANNUAL REPORT

AMG Funds June 30, 2024 AMG Veritas Asia Pacific Fund

Class N: MGSEX | Class I: MSEIX

wealth.amg.com	063024 SAR078

AMG Funds Semi-Annual Report — June 30, 2024 (unaudited)

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedule of Portfolio Investments	2

Statement of Assets and Liabilities	5

Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	7

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	8

Detail of changes in assets for the past two fiscal periods

Financial Highlights	9

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	11

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	17

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	18

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG Veritas Asia Pacific Fund Schedule of Portfolio Investments (unaudited) June 30, 2024

	Shares	Value

Common Stocks - 92.4%

Communication Services - 12.8%

NetEase, Inc. (China)	60,000	$1,145,755

REA Group, Ltd. (Australia)	24,684	3,223,107

Tencent Holdings, Ltd. (China)	145,939	6,923,394

Total Communication Services		11,292,256

Consumer Discretionary - 11.3%

Alibaba Group Holding, Ltd. (China)	595,250	5,364,893

Aristocrat Leisure, Ltd. (Australia)	86,802	2,874,495

Li Auto, Inc., Class A (China)*	25,000	223,887

Sands China, Ltd. (Macau)*	142,100	295,469

Zomato, Ltd. (India)*	510,263	1,224,514

Total Consumer Discretionary		9,983,258

Consumer Staples - 3.6%

Kweichow Moutai Co., Ltd., Class A (China)	4,000	805,928

Nestle India, Ltd. (India)	29,350	897,236

Varun Beverages, Ltd. (India)	74,582	1,454,552

Total Consumer Staples		3,157,716

Energy - 1.0%

Reliance Industries, Ltd. (India)	23,200	869,690

Financials - 11.0%

HDFC Bank, Ltd., ADR (India)	55,817	3,590,708

Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	31,150	996,898

ICICI Bank, Ltd., Sponsored ADR (India)	15,424	444,366

KB Financial Group, Inc. (South Korea)	38,326	2,179,988

Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	4,574	1,286,612

Samsung Life Insurance Co., Ltd. (South Korea)	19,498	1,247,104

Total Financials		9,745,676

Health Care - 3.5%

CSL, Ltd. (Australia)	5,938	1,164,425

CSPC Pharmaceutical Group, Ltd. (China)	818,000	651,447

Innovent Biologics, Inc. (China)*,1	100,000	470,717

Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (China)	19,700	788,164

Total Health Care		3,074,753

Industrials - 6.3%

Contemporary Amperex Technology Co., Ltd., Class A (China)	39,900	988,382

Hanwha Aerospace Co., Ltd. (South Korea)	12,722	2,294,391

Samsung C&T Corp. (South Korea)	11,897	1,220,931

	Shares	Value

Shenzhen Inovance Technology Co., Ltd., Class A (China)	149,500	$1,054,280

Total Industrials		5,557,984

Information Technology - 35.7%

ASMedia Technology, Inc. (Taiwan)	6,000	412,332

ASPEED Technology, Inc. (Taiwan)	3,000	445,172

Chroma ATE, Inc. (Taiwan)	81,000	791,991

Delta Electronics, Inc. (Taiwan)	44,000	524,810

Hon Hai Precision Industry Co., Ltd. (Taiwan)	195,000	1,283,865

Infosys, Ltd., Sponsored ADR (India)[2]	120,000	2,234,400

Samsung Electronics Co., Ltd. (South Korea)	116,495	6,856,176

Samsung SDI Co., Ltd. (South Korea)	1,700	434,096

SK Hynix, Inc. (South Korea)*	20,750	3,521,454

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	506,400	15,003,429

Total Information Technology		31,507,725

Materials - 2.6%

LG Chem, Ltd. (South Korea)	2,957	736,869

Rio Tinto, Ltd. (Australia)	19,500	1,544,632

Total Materials		2,281,501

Real Estate - 4.6%

Goodman Group, REIT (Australia)	176,341	4,068,168

Total Common Stocks (Cost $75,845,336)		81,538,727

Participation Notes - 5.8%

Consumer Discretionary - 1.6%

Zomato, Ltd. (CLSA Ltd.), 07/22/26 (India)	579,936	1,391,713

Energy - 1.6%

Reliance Industries Ltd. (CLSA Ltd.), 06/30/25 (India)	36,895	1,383,069

Health Care - 1.0%

Apollo Hospitals Enterprise, Ltd. (CLSA Ltd.), 06/30/27 (India)	12,580	931,475

Information Technology - 1.6%

Tata Consultancy Services, Ltd. (CLSA Ltd.), 02/25/25 (India)	30,365	1,418,448

Total Participation Notes (Cost $4,007,828)		5,124,705

The accompanying notes are an integral part of these financial statements.

2

AMG Veritas Asia Pacific Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Short-Term Investments - 1.8%

Joint Repurchase Agreements - 1.1%[3]

Bethesda Securities LLC, dated 06/28/24, due 07/01/24, 5.450% total to be received $951,616 (collateralized by various U.S. Government Agency Obligations, 2.500% - 6.070%, 10/01/27 - 01/01/57, totaling $970,208)	$951,184	$951,184

	Shares

Other Investment Companies - 0.7%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.19%[4]	256,535	256,535

	Shares	Value

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%[4]	384,802	$384,802

Total Other Investment Companies		641,337

Total Short-Term Investments (Cost $1,592,521)		1,592,521

Total Investments - 100.0% (Cost $81,445,685)		88,255,953

Other Assets, less Liabilities - (0.0)%#		(26,265)

Net Assets - 100.0%		$88,229,688

*	Non-income producing security.

#	Less than (0.05)%.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the value of this security amounted to $470,717 or 0.5% of net assets.

[2]

Some of this security, amounting to $2,212,056 or 2.5% of net assets, was out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[4]	Yield shown represents the June 30, 2024, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR  American Depositary Receipt

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

3

AMG Veritas Asia Pacific Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2024:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities

Common Stocks

Information Technology	$2,234,400	$29,273,325	—	$31,507,725

Communication Services	—	11,292,256	—	11,292,256

Consumer Discretionary	—	9,983,258	—	9,983,258

Financials	4,035,074	5,710,602	—	9,745,676

Industrials	—	5,557,984	—	5,557,984

Real Estate	—	4,068,168	—	4,068,168

Consumer Staples	—	3,157,716	—	3,157,716

Health Care	—	3,074,753	—	3,074,753

Materials	—	2,281,501	—	2,281,501

Energy	—	869,690	—	869,690

Participation Notes†	—	5,124,705	—	5,124,705

Short-Term Investments

Joint Repurchase Agreements	—	951,184	—	951,184

Other Investment Companies	641,337	—	—	641,337

Total Investments in Securities	$6,910,811	$81,345,142	—	$88,255,953

†

All participation notes held in the Fund are Level 2 securities. For a detailed breakout of participation notes by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

4

Statement of Assets and Liabilities (unaudited) June 30, 2024

AMG Veritas Asia Pacific Fund

Assets:

Investments at value[1] (including securities on loan valued at $2,212,056)	$88,255,953

Foreign currency[2]	450,933

Receivable for investments sold	1,400,014

Dividend and interest receivables	350,479

Securities lending income receivable	413

Receivable for Fund shares sold	3,217

Receivable from affiliate	12,962

Prepaid expenses and other assets	16,112

Total assets	90,490,083

Liabilities:

Payable upon return of securities loaned	951,184

Payable for investments purchased	911,488

Payable for Fund shares repurchased	10,550

Payable for foreign capital gains tax	270,268

Accrued expenses:

Investment advisory and management fees	50,347

Administrative fees	10,637

Shareholder service fees	15,554

Other	40,367

Total liabilities	2,260,395

Commitments and Contingencies (Notes 2 & 6)

Net Assets	$88,229,688

[1] Investments at cost	$81,445,685

[2] Foreign currency at cost	$449,292

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities (continued)

AMG Veritas Asia Pacific Fund

Net Assets Represent:

Paid-in capital	$133,635,203

Total distributable loss	(45,405,515)

Net Assets	$88,229,688

Class N:

Net Assets	$80,995,987

Shares outstanding	1,310,588

Net asset value, offering and redemption price per share	$61.80

Class I:

Net Assets	$7,233,701

Shares outstanding	106,621

Net asset value, offering and redemption price per share	$67.84

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations (unaudited) For the six months ended June 30, 2024

AMG Veritas Asia Pacific Fund

Investment Income:

Dividend income	$843,785

Interest income	2,451

Securities lending income	1,303

Foreign withholding tax	(78,251)

Total investment income	769,288

Expenses:

Investment advisory and management fees	299,629

Administrative fees	63,302

Shareholder servicing fees - Class N	94,689

Custodian fees	26,604

Professional fees	21,282

Registration fees	16,827

Reports to shareholders	11,648

Transfer agent fees	7,978

Trustee fees and expenses	3,245

Miscellaneous	13,521

Total expenses before offsets	558,725

Expense reimbursements	(71,564)

Net expenses	487,161

Net investment income	282,127

Net Realized and Unrealized Gain:

Net realized loss on investments	(7,166,147)[1]

Net realized loss on foreign currency transactions	(32,323)

Net change in unrealized appreciation/depreciation on investments	14,566,278 [2]

Net change in unrealized appreciation/depreciation on foreign currency translations	(1,914)

Net realized and unrealized gain	7,365,894

Net increase in net assets resulting from operations	$7,648,021

[1]	Net of foreign capital gains tax of $141,814.

[2]	Net of change in accrued foreign capital gains tax of $(115,349).

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets For the six months ended June 30, 2024 (unaudited) and the fiscal year ended December 31, 2023

	AMG Veritas Asia Pacific Fund

	June 30, 2024	December 31, 2023

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$282,127	$149,439

Net realized loss on investments	(7,198,470)	(15,082,837)

Net change in unrealized appreciation/depreciation on investments	14,564,364	9,845,574

Net increase (decrease) in net assets resulting from operations	7,648,021	(5,087,824)

Distributions to Shareholders:

Class N	—	(93,333)

Class I	—	(25,321)

Total distributions to shareholders	—	(118,654)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(7,246,082)	(19,983,339)

Total increase (decrease) in net assets	401,939	(25,189,817)

Net Assets:

Beginning of period	87,827,749	113,017,566

End of period	$88,229,688	$87,827,749

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

8

AMG Veritas Asia Pacific Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2024 (unaudited)	For the fiscal years ended December 31,
Class N		2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$56.49	$59.41	$82.42	$147.58	$111.15	$114.95

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.18	0.07	(0.05)	(0.67)	(1.03)	(1.03)

Net realized and unrealized gain (loss) on investments	5.13	(2.93)	(22.96)	4.55	43.88	30.19

Total income (loss) from investment operations	5.31	(2.86)	(23.01)	3.88	42.85	29.16

Less Distributions to Shareholders from:

Net investment income	—	(0.06)	—	—	—	—

Net realized gain on investments	—	—	—	(56.87)	(6.42)	(32.96)

Paid in capital	—	—	—	(12.17)	—	—

Total distributions to shareholders	—	(0.06)	—	(69.04)	(6.42)	(32.96)

Net Asset Value, End of Period	$61.80	$56.49	$59.41	$82.42	$147.58	$111.15

Total Return[2,3]	9.40%[4]	(4.82)%	(27.91)%	3.16%	38.74%	25.69%

Ratio of net expenses to average net assets	1.17%[5]	1.17%	1.18%	1.27%[6]	1.36%[6]	1.36%[6]

Ratio of gross expenses to average net assets[7]	1.34%[5]	1.29%	1.29%	1.31%	1.42%	1.42%

Ratio of net investment income (loss) to average net assets[2]	0.65%[5]	0.13%	(0.07)%	(0.69)%	(0.89)%	(0.76)%

Portfolio turnover	39%[4]	44%	54%	222%	100%	96%

Net assets end of period (000’s) omitted	$80,996	$80,640	$100,679	$166,168	$204,794	$171,801

9

AMG Veritas Asia Pacific Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2024 (unaudited)	For the fiscal years ended December 31,
Class I		2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$61.94	$65.15	$90.15	$154.81	$116.08	$118.57

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.28	0.24	0.13	(0.48)	(0.77)	(0.72)

Net realized and unrealized gain (loss) on investments	5.62	(3.23)	(25.13)	4.86	45.92	31.19

Total income (loss) from investment operations	5.90	(2.99)	(25.00)	4.38	45.15	30.47

Less Distributions to Shareholders from:

Net investment income	—	(0.22)	—	—	—	—

Net realized gain on investments	—	—	—	(56.87)	(6.42)	(32.96)

Paid in capital	—	—	—	(12.17)	—	—

Total distributions to shareholders	—	(0.22)	—	(69.04)	(6.42)	(32.96)

Net Asset Value, End of Period	$67.84	$61.94	$65.15	$90.15	$154.81	$116.08

Total Return[2,3]	9.54%[4]	(4.58)%	(27.73)%	3.43%	39.08%	26.02%

Ratio of net expenses to average net assets	0.93%[5]	0.93%	0.93%	1.02%[6]	1.11%[6]	1.11%[6]

Ratio of gross expenses to average net assets[7]	1.10%[5]	1.05%	1.04%	1.06%	1.17%	1.17%

Ratio of net investment income (loss) to average net assets[2]	0.89%[5]	0.37%	0.18%	(0.44)%	(0.64)%	(0.51)%

Portfolio turnover	39%[4]	44%	54%	222%	100%	96%

Net assets end of period (000’s) omitted	$7,234	$7,188	$12,339	$22,066	$44,593	$38,093

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]	Includes reduction from broker recapture amounting to less than 0.01% for the fiscal years ended December 31, 2021, 2020 and 2019, respectively.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

10

Notes to Financial Statements (unaudited) June 30, 2024

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds III (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG Veritas Asia Pacific Fund (the “Fund”).

The Fund offers Class N and Class I shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Fund is non-diversified.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Fund that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Fund are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

Participation notes (“P-Notes”) are valued using the underlying equity security’s official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Fund’s Valuation Designee to perform the Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Fund’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

11

Notes to Financial Statements (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, P-Notes, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Fund becomes aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in

December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. There were no permanent differences. Temporary differences are primarily due to wash sale loss deferrals and cost adjustments on dividend income received from spinoffs.

At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Appreciation

$81,445,685	$13,144,310	$(6,334,042)	$6,810,268

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2023, the Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Short-Term	Long-Term	Total

$21,979,638	$22,136,011	$44,115,649

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

12

Notes to Financial Statements (continued)

For the six months ended June 30, 2024 (unaudited) and the fiscal year ended December 31, 2023, the capital stock transactions by class for the Fund were as follows:

	June 30, 2024		December 31, 2023

	Shares	Amount	Shares	Amount

Class N:

Shares sold	5,022	$287,585	13,202	$769,999

Shares issued in reinvestment of distributions	—	—	1,666	90,774

Shares redeemed	(121,966)	(6,933,545)	(281,875)	(16,206,613)

Net decrease	(116,944)	$(6,645,960)	(267,007)	$(15,345,840)

Class I:

Shares sold	10,416	$654,923	20,098	$1,294,720

Shares issued in reinvestment of distributions	—	—	413	24,694

Shares redeemed	(19,844)	(1,255,045)	(93,867)	(5,956,913)

Net decrease	(9,428)	$(600,122)	(73,356)	$(4,637,499)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Securities Lending Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2024, the market value of Repurchase Agreements outstanding for Veritas Asia Pacific Fund was $951,184.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Fund are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Fund and monitors the subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by Veritas Asset Management LLP (“Veritas”) who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Veritas.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2024, the Fund paid an investment management fee at the annual rate of 0.71% of the average daily net assets of the Fund.

The fee paid to Veritas for its services as subadviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

The Investment Manager has contractually agreed, through at least May 1, 2025, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) to the annual rate of 0.93% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time

13

Notes to Financial Statements (continued)

to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the six months ended June 30, 2024, the Investment Manager reimbursed the Fund $71,564, and did not recoup any previously reimbursed expenses. At June 30, 2024, the Fund’s expiration of reimbursements subject to recoupment is as follows:

Expiration Period

Less than 1 year	$153,233

1-2 years	125,055

2-3 years	134,406

Total	$412,694

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For Class N shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2024, was as follows:

	Maximum Annual Amount Approved	Actual Amount Incurred

Class N	0.25%	0.24%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2024, the Fund had no interfund loans outstanding. The Fund did not borrow during the six months ended June 30, 2024.

The Fund utilized the interfund loan program during the six months ended June 30, 2024 as follows:

Average Lent	Number of Days	Interest Earned	Average Interest Rate

$2,872,084	5	$2,451	6.230%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2024, were $32,632,596 and $37,049,670, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2024.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral

14

Notes to Financial Statements (continued)

to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2024, was as follows:

Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

$2,212,056	$951,184	$1,312,310	$2,263,494

The following table summarizes the securities received as collateral for securities lending at June 30, 2024:

Collateral Type	Coupon Range	Maturity Date Range

U.S. Treasury Obligations	0.000%-5.456%	07/15/24-08/15/53

5. FUND RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) currency and price fluctuations. Please refer to the Fund’s current prospectus for additional information about the Fund’s principal risks.

Market Risk: Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies.

Management Risk: Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

Non-Diversified Fund Risk: The Fund is non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Fund at greater risk. Notwithstanding the Fund’s status as a “non-diversified” investment company under the 1940 Act, the Fund intends to qualify as a regulated investment company accorded favorable tax treatment under the Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. The Fund’s intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.

Focused Investment Risk: To the extent the Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of the Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Foreign Investment Risk: Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Emerging Markets Risk: Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

Currency Risk: Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Geographic Focus Risk: To the extent the Fund focuses its investments in a particular country, group of countries or geographic region, the Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting such countries or region, and the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.

Risks Associated with Investments in Greater China: The Fund is particularly susceptible to risks in the Greater China region, which consists of Hong Kong, The People’s Republic of China (“PRC”) and Taiwan, among other countries. Economies in the Greater China region are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. U.S. or foreign government restrictions or intervention could negatively affect the implementation of the Fund’s investment strategies, for example by precluding the Fund from making certain investments or

15

Notes to Financial Statements (continued)

causing the Fund to sell investments at disadvantageous times. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy may be adversely impacted by a slowdown in export growth.

Risks Associated with Investments in India: In India, the government has exercised and continues to exercise significant influence over many aspects of the economy. Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on its economy and could adversely affect market conditions, economic growth and the profitability of private enterprises in India. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. India experiences many of the risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities. Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country).

Political Risk: Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

PRC Tax Risk: The application of the tax laws and regulations of the PRC to income, including capital gains, derived from certain investments of the Fund remains unclear, and may well continue to evolve, possibly with retroactive effect. Any taxes imposed on the investments of the Fund pursuant to such laws and regulations will reduce the Fund’s overall returns.

Stock Connect Risk: Trading in China A-Shares through Stock Connect is subject to sudden changes in quota limitations, application of trading suspensions,

differences in trading days between the PRC and Stock Connect, operational risk, clearing and settlement risk and regulatory and taxation risk.

Large-Capitalization Stock Risk: The stocks of large capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Small- and Mid-Capitalization Stock Risk: The stocks of small- and mid- capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Liquidity Risk: The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

7. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Fund’s open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2024:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Bethesda Securities LLC	$951,184	—	$951,184	$951,184	—

8. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

16

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended June 30, 2024, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended June 30, 2024, was $3,245, which is reflected as “Trustee fees and expenses” on the Statement of Operations. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended June 30, 2024.

17

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

AMG Veritas Asia Pacific Fund: Approval of Investment Management Agreement and Subadvisory Agreement on June 12, 2024

At an in-person meeting held on June 12, 2024, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds III (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for AMG Veritas Asia Pacific Fund (the “Fund”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”); and (ii) the Subadvisory Agreement with respect to the Fund, as amended at any time prior to the date of the meeting (the “Subadvisory Agreement”), with Veritas Asset Management LLP, the Fund’s subadviser (the “Subadviser”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and Subadvisory Agreement, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for the Fund (the “Peer Group”), performance information for the relevant benchmark index for the Fund (the “Fund Benchmark”), other relevant matters, including management fees, the profitability of the Investment Manager and the Subadviser, and the potential for economies of scale that may be shared with the Funds, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the

Investment Manager at the June 12, 2024 meeting and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to the Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, considered

18

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes a similar investment strategy and approach, and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Fund and its discussions with the management of the Fund’s subadviser during the period regarding the factors that contributed to the performance of the Fund.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2024, was below, below, below, and above, respectively, the median performance of the Peer Group and below, below, below, and above, respectively, the performance of the Fund Benchmark, the MSCI AC Asia Pacific ex Japan Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance and the fact that the Fund ranked in the top third of its Peer Group for the 10-year period. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective March 19, 2021, and that the performance information prior to that date reflected that of the Fund’s prior subadvisers and investment strategy. The Trustees considered management’s discussion that the Fund’s performance has been within management’s expectations since the current Subadviser assumed subadvisory responsibilities. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILTY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 12, 2024 meeting and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Fund, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset level of the Fund, and the impact on profitability of both the current asset level and any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Fund, the Trustees noted the undertaking by the Investment Manager to maintain a contractual expense limitation for the Fund. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also, with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fee payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to the Fund and the resulting profitability from the relationship. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under the Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also, with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2024, were both rated in the Below Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2025, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.93%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the Subadvisory Agreement: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

19

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval

of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 12, 2024, the Trustees, and	separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund.

20

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

Veritas Asset Management LLP

1 Smart’s Place

London, WC2B 5LW

CUSTODIAN

The Bank of New York Mellon Mutual

Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at wealth.amg.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The

Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at wealth.amg.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

Systematica Investments Limited, acting as general partner of Systematica Investments LP

wealth.amg.com	063024 SAR078

SEMI-ANNUAL REPORT

AMG Funds June 30, 2024 AMG GW&K ESG Bond Fund

Class N: MGFIX | Class I: MGBIX

AMG GW&K Enhanced Core Bond ESG Fund

Class N: MFDAX | Class I: MFDSX | Class Z: MFDYX

AMG GW&K High Income Fund

Class N: MGGBX | Class I: GWHIX

AMG GW&K Municipal Bond Fund

Class N: GWMTX | Class I: GWMIX

AMG GW&K Municipal Enhanced Yield Fund

Class N: GWMNX | Class I: GWMEX | Class Z: GWMZX

wealth.amg.com	063024 SAR088

AMG Funds Semi-Annual Report — June 30, 2024 (unaudited)

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (unaudited) June 30, 2024

	Principal Amount	Value

Corporate Bonds and Notes - 49.4%

Basic Materials - 5.3%

Air Products and Chemicals, Inc. 2.700%, 05/15/40	$1,950,000	$1,391,102

Alcoa Nederland Holding, B.V. (Netherlands) 4.125%, 03/31/29[1,2]	2,150,000	1,994,152

Celanese US Holdings LLC 6.550%, 11/15/30	3,999,000	4,178,928

CF Industries, Inc. 5.150%, 03/15/34	1,170,000	1,121,948

FMG Resources August 2006 Pty, Ltd. (Australia) 4.500%, 09/15/27[1,2]	2,750,000	2,627,765

Freeport-McMoRan, Inc. 4.625%, 08/01/30	2,111,000	2,030,806

HB Fuller Co. 4.250%, 10/15/28	3,150,000	2,968,948

Methanex Corp. (Canada) 5.125%, 10/15/27	1,205,000	1,162,315

Novelis Corp. 3.250%, 11/15/26[1]	2,175,000	2,046,684

Steel Dynamics, Inc. 5.375%, 08/15/34	1,540,000	1,513,646

Total Basic Materials		21,036,294

Communications - 4.1%

AT&T, Inc. 4.300%, 02/15/30	1,000,000	958,037

CCO Holdings LLC/CCO Holdings Capital Corp. 4.500%, 05/01/32	2,500,000	2,013,553

Cisco Systems, Inc. 5.500%, 01/15/40	1,400,000	1,421,147

Cogent Communications Group, Inc. 3.500%, 05/01/26[1]	3,365,000	3,222,565

Comcast Corp. 4.650%, 02/15/33[2]	2,117,000	2,043,823

Discovery Communications LLC 3.950%, 03/20/28	2,047,000	1,913,044

Lamar Media Corp. 4.875%, 01/15/29	3,250,000	3,123,034

Verizon Communications, Inc. 5.500%, 02/23/54[2]	1,625,000	1,590,747

Total Communications		16,285,950

Consumer, Cyclical - 7.8%

Air Canada (Canada) 3.875%, 08/15/26[1]	1,180,000	1,122,406

Aramark Services, Inc. 5.000%, 02/01/28[1]	3,020,000	2,920,711

Caesars Entertainment, Inc. 6.500%, 02/15/32[1]	975,000	979,781

Hasbro, Inc. 3.900%, 11/19/29[2]	3,105,000	2,863,719

	Principal Amount	Value

Hilton Domestic Operating Co., Inc. 4.875%, 01/15/30	$2,600,000	$2,495,414

The Home Depot, Inc. 5.875%, 12/16/36	1,450,000	1,536,344

KB Home 4.800%, 11/15/29	1,222,000	1,152,163
6.875%, 06/15/27	1,726,000	1,761,145

M/I Homes, Inc. 3.950%, 02/15/30	335,000	298,599

Mattel, Inc. 3.750%, 04/01/29[1]	1,075,000	991,402
6.200%, 10/01/40	1,661,000	1,637,230

Murphy Oil USA, Inc. 4.750%, 09/15/29	2,250,000	2,131,197

Penske Automotive Group, Inc. 3.750%, 06/15/29	1,750,000	1,579,383

PulteGroup, Inc. 6.000%, 02/15/35	2,050,000	2,107,294

Toll Brothers Finance Corp. 4.875%, 03/15/27	2,225,000	2,191,897

Travel + Leisure Co. 4.625%, 03/01/30[1]	575,000	523,282
6.000%, 04/01/27[3]	475,000	473,996

Walmart, Inc. 4.050%, 06/29/48	1,850,000	1,536,302

Yum! Brands, Inc. 3.625%, 03/15/31[2]	3,010,000	2,656,460

Total Consumer, Cyclical		30,958,725

Consumer, Non-cyclical - 8.1%

Advocate Health & Hospitals Corp. 4.272%, 08/15/48	1,670,000	1,433,894

Anheuser-Busch InBev Worldwide, Inc. 4.375%, 04/15/38	2,200,000	2,002,577

APi Group DE, Inc. 4.125%, 07/15/29[1]	1,255,000	1,142,051

Ashtead Capital, Inc. 1.500%, 08/12/26[1]	1,786,000	1,627,978

Campbell Soup Co. 2.375%, 04/24/30	2,180,000	1,875,782

Centene Corp. 3.375%, 02/15/30	3,620,000	3,213,161

CommonSpirit Health 3.347%, 10/01/29	1,075,000	986,744

The Ford Foundation Series 2020, 2.415%, 06/01/50	2,690,000	1,615,705

HCA, Inc. 3.500%, 09/01/30	3,050,000	2,751,212

Kraft Heinz Foods Co. 4.625%, 10/01/39	2,480,000	2,196,793

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Consumer, Non-cyclical - 8.1% (continued)

Prime Security Services Borrower LLC/Prime Finance, Inc. 5.750%, 04/15/26[1]	$2,800,000	$2,778,726

Sysco Corp. 2.400%, 02/15/30	2,125,000	1,841,112

Teleflex, Inc. 4.250%, 06/01/28[1]	2,120,000	1,997,823

Tenet Healthcare Corp. 4.625%, 06/15/28	1,735,000	1,649,982

Teva Pharmaceutical Finance Netherlands III, B.V. (Netherlands) 5.125%, 05/09/29[2]	2,300,000	2,212,528

United Rentals North America, Inc. 3.875%, 02/15/31[2]	3,400,000	3,033,331

Total Consumer, Non-cyclical		32,359,399

Financials - 11.4%

Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month SOFR + 1.782%), 4.330%, 03/15/50[4,5]	2,775,000	2,316,555
(5.872% to 09/15/33 then SOFR + 1.840%), 5.872%, 09/15/34[4,5]	3,050,000	3,137,520

The Bank of New York Mellon Corp.
Series H, (3.700% to 03/20/26 then U.S. Treasury Yield Curve CMT 5 year + 3.352%), 3.700%, 03/20/26[2,4,5,6]	2,165,000	2,056,458

The Charles Schwab Corp.
Series G, (5.375% to 06/01/25 then U.S. Treasury Yield Curve CMT 5 year + 4.971%), 5.375%, 06/01/25[4,5,6]	2,000,000	1,977,550

Citigroup, Inc.
Series P, (5.950% to 05/15/25 then 3 month SOFR + 4.167%), 5.950%, 05/15/25[2,4,5,6]	1,550,000	1,539,872
Series T, (6.250% to 08/15/26 then 3 month SOFR + 4.779%), 6.250%, 08/15/26[4,5,6]	1,075,000	1,074,249

Crown Castle, Inc. 4.000%, 03/01/27	1,040,000	1,004,509

The Goldman Sachs Group, Inc.
Series X, (7.500% to 05/10/29 then U.S. Treasury Yield Curve CMT 5 year + 2.809%), 7.500%, 05/10/29[4,5,6]	2,977,000	3,061,410

Huntington Bancshares, Inc.
(4.443% to 08/04/27 then SOFR + 1.970%), 4.443%, 08/04/28[2,4,5]	2,430,000	2,353,840

JPMorgan Chase & Co.
(3.157% to 04/22/41 then SOFR + 1.460%), 3.157%, 04/22/42[4,5]	2,710,000	2,016,652

MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[2,4,5,6]	2,130,000	2,061,543

	Principal Amount	Value

Morgan Stanley
(4.431% to 01/23/29 then 3 month SOFR + 1.890%), 4.431%, 01/23/30[4,5]	$2,048,000	$1,981,213

The PNC Financial Services Group, Inc.
(5.068% to 01/24/33 then SOFR + 1.933%), 5.068%, 01/24/34[4,5]	2,386,000	2,306,181

SBA Communications Corp. 3.875%, 02/15/27	1,265,000	1,205,581

SLM Corp. 3.125%, 11/02/26	3,365,000	3,134,398
4.200%, 10/29/25	838,000	815,127

Starwood Property Trust, Inc. 4.375%, 01/15/27[1,2]	1,775,000	1,680,520

Truist Financial Corp., MTN
(5.867% to 06/08/33 then SOFR + 2.361%), 5.867%, 06/08/34[4,5]	2,288,000	2,305,382

US Bancorp
(5.775% to 06/12/28 then SOFR + 2.020%), 5.775%, 06/12/29[4,5]	2,350,000	2,385,582

Wells Fargo & Co.
Series U, 5.875%, 06/15/25[2,5,6]	4,228,000	4,208,681

Weyerhaeuser Co. 6.875%, 12/15/33	2,600,000	2,839,290

Total Financials		45,462,113

Industrials - 7.8%

AECOM 5.125%, 03/15/27	1,650,000	1,621,413

Ball Corp. 2.875%, 08/15/30	3,625,000	3,079,535

BWX Technologies, Inc. 4.125%, 06/30/28[1]	1,210,000	1,129,386

Clean Harbors, Inc. 4.875%, 07/15/27[1]	2,070,000	2,003,631

Clearwater Paper Corp. 4.750%, 08/15/28[1]	1,950,000	1,802,552

Crown Americas LLC/Crown Americas Capital Corp. V 4.250%, 09/30/26	1,650,000	1,589,855

Graphic Packaging International LLC 3.500%, 03/01/29[1]	2,850,000	2,554,238

Howmet Aerospace, Inc. 6.875%, 05/01/25	1,025,000	1,032,580

Jacobs Engineering Group, Inc. 5.900%, 03/01/33	4,068,000	4,065,861

L3Harris Technologies, Inc. 5.050%, 06/01/29	2,047,000	2,032,611

Mueller Water Products, Inc. 4.000%, 06/15/29[1]	3,000,000	2,746,733

Owens Corning 7.000%, 12/01/36[3]	1,800,000	2,001,789

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 7.8% (continued)

Packaging Corp. of America 5.700%, 12/01/33	$2,140,000	$2,173,760

Sonoco Products Co. 2.850%, 02/01/32[2]	1,822,000	1,513,868

United Parcel Service, Inc. 6.200%, 01/15/38	1,500,000	1,624,071

Total Industrials		30,971,883

Technology - 4.1%

Broadcom, Inc. 4.300%, 11/15/32	2,820,000	2,635,768

Crowdstrike Holdings, Inc. 3.000%, 02/15/29	1,285,000	1,158,615

Dell International LLC/EMC Corp. 8.100%, 07/15/36	972,000	1,159,186

Kyndryl Holdings, Inc. 3.150%, 10/15/31	2,375,000	1,988,816

Microsoft Corp. 2.525%, 06/01/50	2,450,000	1,546,975

MSCI, Inc. 3.250%, 08/15/33[1]	2,015,000	1,664,657

Open Text Holdings, Inc. 4.125%, 02/15/30[1]	1,125,000	1,014,531

SK Hynix, Inc. (South Korea) 2.375%, 01/19/31[1,2]	3,000,000	2,470,708

Twilio, Inc. 3.625%, 03/15/29	600,000	539,693
3.875%, 03/15/31	2,194,000	1,929,589

Total Technology		16,108,538

Utilities - 0.8%

National Rural Utilities Cooperative Finance Corp. 1.350%, 03/15/31	4,160,000	3,254,178

Total Corporate Bonds and Notes (Cost $209,632,616)		196,437,080

Asset-Backed Securities - 2.6%

American Express Credit Account Master Trust Series 2022-4, Class A 4.950%, 10/15/27	2,145,000	2,134,255

Ford Credit Auto Owner Trust Series 2022-B, Class A4 3.930%, 08/15/27	2,353,000	2,304,254

John Deere Owner Trust Series 2022-A, Class A4 2.490%, 01/16/29	2,206,000	2,128,936

Santander Drive Auto Receivables Trust
Series 2020-4, Class D 1.480%, 01/15/27	1,033,155	1,020,406
Series 2022-7, Class B 5.950%, 01/17/28	2,100,000	2,103,264

	Principal Amount	Value

Toyota Auto Receivables Owner Trust Series 2021-B, Class A4 0.530%, 10/15/26	$923,000	$889,106

Total Asset-Backed Securities (Cost $10,579,582)		10,580,221

Mortgage-Backed Securities - 1.8%

Chase Home Lending Mortgage Trust Series Series 2024-1, Class A6 6.500%, 01/25/55[1,5]	1,477,496	1,477,549

GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ4, Class A6 2.500%, 09/25/51[1,5]	2,833,934	2,559,504
Series 2021-PJ9, Class A8 2.500%, 02/26/52[1,5]	1,603,894	1,380,042

Morgan Stanley Residential Mortgage Loan Trust Series 2024-1, Class A4 5.500%, 12/25/53[1,5]	1,763,108	1,736,258

Total Mortgage-Backed Securities (Cost $7,193,154)		7,153,353

Municipal Bonds - 4.1%

California Health Facilities Financing Authority 4.190%, 06/01/37	3,500,000	3,186,492

California State General Obligation, School Improvements, Build America Bonds 7.550%, 04/01/39	2,280,000	2,710,271

Dallas Fort Worth International Airport, Series A 4.507%, 11/01/51	1,000,000	887,557

JobsOhio Beverage System, Series A 2.833%, 01/01/38	3,700,000	2,999,107

New Jersey Economic Development Authority, Pension Funding, Series A (National Insured) 7.425%, 02/15/29	3,300,000	3,515,407

Port Authority of New York & New Jersey 6.040%, 12/01/29	1,750,000	1,845,486

University of California, Series BI 1.697%, 05/15/29	1,200,000	1,045,344

Total Municipal Bonds (Cost $19,056,858)		16,189,664

U.S. Government and Agency Obligations - 40.8%

Fannie Mae - 15.1%

FNMA 3.500%, 02/01/35 to 02/01/51	31,056,233	28,470,120
4.000%, 07/01/44 to 06/01/49	19,040,988	17,735,219
4.500%, 05/01/48 to 06/01/49	5,752,762	5,571,299
5.000%, 05/01/50	2,534,435	2,495,730
5.500%, 11/01/52	5,968,968	5,985,090

Total Fannie Mae		60,257,458

Freddie Mac - 13.1%

FHLMC 2.000%, 03/01/36	7,193,037	6,359,346
3.000%, 04/01/51	14,669,979	12,619,470

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Freddie Mac - 13.1% (continued)

FHLMC 3.500%, 02/01/50	$8,159,261	$7,313,927
4.500%, 10/01/48 to 12/01/48	8,498,652	8,132,686
5.500%, 07/01/53	6,245,176	6,235,153

Freddie Mac Multifamily Structured Pass Through Certificates
Series K134, Class A2 2.243%, 10/25/31[5]	6,230,000	5,266,018

Freddie Mac REMICS
Series 5106, Class KA 2.000%, 03/25/41	4,451,607	4,026,193
Series 5297, Class DA 5.000%, 12/25/52	2,044,893	1,985,526

Total Freddie Mac		51,938,319

Ginnie Mae - 0.5%

GNMA
Series 2023-111, Class FD (SOFR + 1.000%, Cap 7.000%, Floor 1.000%), 6.333%, 08/20/53[5]	2,053,842	2,045,919

U.S. Treasury Obligations - 12.1%

U.S. Treasury Bonds 1.250%, 05/15/50	5,625,000	2,787,891
1.875%, 02/15/51	14,997,000	8,758,014
2.250%, 05/15/41	16,359,000	11,835,992
2.500%, 02/15/46	2,096,000	1,476,861
3.125%, 05/15/48	10,968,000	8,529,334
3.500%, 02/15/39	5,500,000	4,948,926

	Principal Amount	Value

U.S. Treasury Bonds 3.625%, 02/15/53	$2,010,000	$1,709,913
3.875%, 02/15/43	4,474,000	4,044,076

U.S. Treasury Notes 3.875%, 11/30/29	4,100,000	4,004,547

Total U.S. Treasury Obligations		48,095,554

Total U.S. Government and Agency Obligations (Cost $190,986,432)		162,337,250

Short-Term Investments - 5.1%

Joint Repurchase Agreements - 4.2%[7]

State of Wisconsin Investment Board, dated 06/28/24, due 07/01/24, 5.450% total to be received $16,832,736 (collateralized by various U.S. Treasuries, 0.125% - 3.625%, 10/15/25 - 02/15/53, totaling $17,128,784)	16,825,095	16,825,095

Repurchase Agreements - 0.9%

Fixed Income Clearing Corp., dated 06/28/24, due 07/01/24, 5.150% total to be received $3,469,488 (collateralized by a U.S. Treasury Note, 0.125%, 04/15/25, totaling $3,537,438)	3,468,000	3,468,000

Total Short-Term Investments (Cost $20,293,095)		20,293,095

Total Investments - 103.8% (Cost $457,741,737)		412,990,663

Other Assets, less Liabilities - (3.8)%		(15,112,297)

Net Assets - 100.0%		$397,878,366

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the value of these securities amounted to $48,195,635 or 12.1% of net assets.

[2]

Some of these securities, amounting to $21,447,918 or 5.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[3]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[4]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date.

[5]

Variable rate security. The rate shown is based on the latest available information as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[6]	Perpetuity Bond. The date shown represents the next call date.

[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury

FHLMC	Freddie Mac

FNMA	Fannie Mae

GNMA	Ginnie Mae

MTN	Medium-Term Note

National Insured	National Public Finance Guarantee Corp.

REMICS	Real Estate Mortgage Investment Conduit

SOFR	Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Corporate Bonds and Notes†	—	$196,437,080	—	$196,437,080

Asset-Backed Securities	—	10,580,221	—	10,580,221

Mortgage-Backed Securities	—	7,153,353	—	7,153,353

Municipal Bonds†	—	16,189,664	—	16,189,664

U.S. Government and Agency Obligations†	—	162,337,250	—	162,337,250

Short-Term Investments

Joint Repurchase Agreements	—	16,825,095	—	16,825,095

Repurchase Agreements	—	3,468,000	—	3,468,000

Total Investments in Securities	—	$412,990,663	—	$412,990,663

†

All corporate bonds and notes, municipal bonds and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Enhanced Core Bond ESG Fund Schedule of Portfolio Investments (unaudited) June 30, 2024

	Shares	Value

Short-Term Investments - 100.3%

Other Investment Companies - 100.3%

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%[1,2]	27,524,882	$27,524,882

Total Short-Term Investments (Cost $27,524,882)		27,524,882

Value

Total Investments - 100.3% (Cost $27,524,882)	$27,524,882

Other Assets, less Liabilities - (0.3)%	(89,795)

Net Assets - 100.0%	$27,435,087

[1]	Yield shown represents the June 30, 2024, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	A copy of the security’s annual report to shareholders may be obtained without charge on the SEC’s website (http://www.sec.gov).

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Short-Term Investments

Other Investment Companies	$27,524,882	—	—	$27,524,882

Total Investments in Securities	$27,524,882	—	—	$27,524,882

For the six months ended June 30, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K High Income Fund Schedule of Portfolio Investments (unaudited) June 30, 2024

	Shares	Value

Short-Term Investments - 100.9%

Other Investment Companies - 100.9%

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%[1,2]	6,746,570	$6,746,570

Total Short-Term Investments (Cost $6,746,570)		6,746,570

Value

Total Investments - 100.9% (Cost $6,746,570)	$6,746,570

Other Assets, less Liabilities - (0.9)%	(60,255)

Net Assets - 100.0%	$6,686,315

[1]	Yield shown represents the June 30, 2024, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	A copy of the security’s annual report to shareholders may be obtained without charge on the SEC’s website (http://www.sec.gov).

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Short-Term Investments

Other Investment Companies	$6,746,570	—	—	$6,746,570

Total Investments in Securities	$6,746,570	—	—	$6,746,570

For the six months ended June 30, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (unaudited) June 30, 2024

	Principal Amount	Value

Municipal Bonds - 101.8%

Alabama - 1.4%

Alabama Public School and College Authority, Series A 5.000%, 11/01/34	$7,500,000	$8,335,789

County of Jefferson 5.250%, 10/01/49	5,810,000	6,214,269

Total Alabama		14,550,058

Arizona - 1.3%

Arizona Board of Regents 5.000%, 08/01/31	3,400,000	3,818,486

City of Glendale 5.000%, 07/01/36	4,920,000	5,694,528

Maricopa County Industrial Development Authority, Series D, 5.000%, 12/01/40[1]	2,150,000	2,312,981
5.000%, 12/01/41[1]	1,000,000	1,069,430

Total Arizona		12,895,425

California - 6.0%

California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/31	900,000	920,352

City of Los Angeles Department of Airports, Series C 5.000%, 05/15/30	5,515,000	5,948,709

Los Angeles Unified School District, Series A 5.000%, 07/01/33	6,500,000	7,546,486

San Francisco City & County Airport Commission, San Francisco International Airport, Series A, 5.000%, 05/01/32	3,000,000	3,243,987
5.000%, 05/01/34	5,010,000	5,285,475
5.000%, 05/01/35	5,800,000	6,116,595

State of California, 5.000%, 09/01/29	4,075,000	4,216,245
5.000%, 09/01/33	5,000,000	5,819,366
5.000%, 09/01/35	5,000,000	5,807,067
5.000%, 09/01/35	2,500,000	2,922,564
5.000%, 10/01/36	5,000,000	5,772,007

The Regents of the University of California, Series BV 5.000%, 05/15/40	6,000,000	6,878,773

Total California		60,477,626

Colorado - 0.5%

Colorado Health Facilities Authority, Series A 5.000%, 08/01/33	4,260,000	4,549,625

Connecticut - 4.0%

Connecticut State Health & Educational Facilities Authority, 5.000%, 07/01/31	6,205,000	6,630,588
5.000%, 07/01/33	2,750,000	2,933,407
5.000%, 07/01/34	3,100,000	3,305,190

	Principal Amount	Value

State of Connecticut Special Tax Obligation, Transportation Infrastructure, Series A 5.000%, 01/01/30	$10,180,000	$10,741,120

State of Connecticut Special Tax Obligation, Transportation Infrastructure, Series B 5.000%, 10/01/35	7,500,000	7,960,262

State of Connecticut, Series A 5.000%, 01/15/31	7,650,000	8,392,510

Total Connecticut		39,963,077

District of Columbia - 1.8%

District of Columbia, Series A 5.000%, 06/01/30	6,020,000	6,203,090

District of Columbia, Series B 5.000%, 06/01/31	5,080,000	5,430,109

District of Columbia, Series C 5.000%, 12/01/34	6,000,000	6,878,146

Total District of Columbia		18,511,345

Florida - 4.6%

Escambia County Health Facilities Authority 5.000%, 08/15/37	6,000,000	6,161,132

Florida Development Finance Corp. 4.000%, 11/15/33	10,000,000	10,301,652

Florida Housing Finance Corp., Series 3, (GNMA FNMA FHLMC) 4.500%, 07/01/44	5,000,000	5,006,804

Florida’s Turnpike Enterprise, Department of Transportation, Series C 5.000%, 07/01/28	7,075,000	7,294,040

Lee Memorial Health System, Series A1 5.000%, 04/01/34	3,145,000	3,333,419

Orange County Health Facilities Authority, Series A 5.000%, 10/01/31	4,525,000	4,648,858

State Board of Administration Finance Corp., Series A 5.526%, 07/01/34	10,000,000	10,060,965

Total Florida		46,806,870

Illinois - 8.3%

Chicago O’Hare International Airport, Senior Lien, Series A, 5.000%, 01/01/35	5,010,000	5,411,719
5.000%, 01/01/36	10,050,000	10,448,865
5.000%, 01/01/38	5,500,000	5,693,573

Illinois Finance Authority, Series A, 4.000%, 08/15/37	5,910,000	5,961,248
5.000%, 04/01/34	3,500,000	4,050,521

Illinois Finance Authority, Series B 5.000%, 04/01/35[1]	2,970,000	3,426,730

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Illinois - 8.3% (continued)

Illinois State Toll Highway Authority, Senior Revenue, Series A, 5.000%, 01/01/30	$10,110,000	$10,862,701
5.000%, 12/01/31	9,735,000	9,910,054
5.000%, 01/01/36	3,000,000	3,469,878

State of Illinois, Series A 5.250%, 03/01/37	8,500,000	9,441,958

State of Illinois, Series B, 5.000%, 05/01/34	10,000,000	10,964,664
5.250%, 05/01/42	2,000,000	2,217,584
5.250%, 05/01/45	2,000,000	2,185,262

Total Illinois		84,044,757

Indiana - 0.9%

Indiana Finance Authority, Series 1 5.000%, 10/01/29	3,555,000	3,889,639

Indiana Finance Authority, Series A 5.000%, 02/01/32	5,000,000	5,595,679

Total Indiana		9,485,318

Iowa - 1.6%

Iowa Finance Authority, State Revolving Fund Green Bond 5.000%, 08/01/30	15,025,000	15,809,995

Kentucky - 1.3%

Kentucky State Property & Building Commission, Series A 5.000%, 11/01/29	3,010,000	3,248,751

Kentucky State Property & Building Commission, Series B 5.000%, 11/01/29	4,000,000	4,317,277

Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc. 5.000%, 10/01/29	5,505,000	5,615,160

Total Kentucky		13,181,188

Louisiana - 1.7%

Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/40	2,750,000	3,016,332
5.000%, 07/01/42	11,500,000	12,501,322

State of Louisiana, Series A 5.000%, 09/01/30	2,000,000	2,133,204

Total Louisiana		17,650,858

Maryland - 3.9%

Maryland State Transportation Authority 5.000%, 07/01/33	6,350,000	7,020,196

State of Maryland, Department of Transportation, 5.000%, 10/01/28	12,365,000	12,811,229
5.000%, 09/01/29	12,205,000	12,880,483

State of Maryland, State & Local Facilities Loan of 2019, 1st Series 5.000%, 03/15/30	6,000,000	6,519,636

Total Maryland		39,231,544

	Principal Amount	Value

Massachusetts - 3.4%

Commonwealth of Massachusetts, Series A, 5.000%, 03/01/32	$11,355,000	$12,887,416
5.000%, 03/01/35	4,710,000	5,481,201

Massachusetts Bay Transportation Authority, Series A, 5.000%, 07/01/38	5,000,000	5,696,950
5.000%, 07/01/39	4,730,000	5,370,442

Massachusetts Development Finance Agency 5.250%, 07/01/48	4,250,000	4,552,411

Total Massachusetts		33,988,420

Michigan - 0.8%

Michigan Finance Authority, Henry Ford Health System 5.000%, 11/15/29	3,500,000	3,596,931

Wayne County Airport Authority, Series A, 5.000%, 12/01/37	2,285,000	2,527,881
5.000%, 12/01/39	1,800,000	1,976,250

Total Michigan		8,101,062

Nebraska - 0.6%

Omaha Public Power District, Series B, 5.000%, 02/01/36[1]	3,000,000	3,440,992
5.000%, 02/01/37[1]	2,000,000	2,281,505

Total Nebraska		5,722,497

New Jersey - 6.4%

New Jersey Economic Development Authority, Series A 5.250%, 11/01/40	7,000,000	7,774,156

New Jersey Economic Development Authority, Series SSS, 5.250%, 06/15/36	3,000,000	3,470,708
5.250%, 06/15/37	2,000,000	2,301,961

New Jersey State Turnpike Authority, Series D 5.000%, 01/01/28	6,000,000	6,144,666

New Jersey Transportation Trust Fund Authority, Series A, 5.250%, 06/15/41	2,700,000	3,020,480
5.250%, 06/15/42	2,500,000	2,785,788

New Jersey Transportation Trust Fund Authority, Series B, 5.000%, 06/15/30	6,255,000	6,823,241
5.000%, 06/15/31	7,615,000	8,410,366
5.000%, 06/15/32	5,750,000	6,346,476
5.000%, 06/15/33	6,000,000	6,617,706

New Jersey Transportation Trust Fund Authority, Series BB 4.000%, 06/15/37	3,000,000	3,049,241

New Jersey Turnpike Authority, Series C 5.000%, 01/01/45[1]	4,000,000	4,365,641

South Jersey Transportation Authority, 5.000%, 11/01/39	1,150,000	1,233,310
5.000%, 11/01/41	2,565,000	2,730,244

Total New Jersey		65,073,984

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

New Mexico - 0.8%

New Mexico Finance Authority, Series A 5.000%, 06/15/30	$7,500,000	$8,268,068

New York - 20.0%

City of New York 5.000%, 08/01/34	5,000,000	5,739,629

City of New York, Series B-1 5.000%, 08/01/32	3,000,000	3,403,810

City of New York, Series C, 5.000%, 08/01/33	1,500,000	1,656,094
5.000%, 08/01/34	3,250,000	3,586,630

City of New York, Series D 5.000%, 04/01/32	7,705,000	8,704,489

City of New York, Series L-5 5.000%, 04/01/33	6,500,000	7,243,206

Long Island Power Authority 5.000%, 09/01/35	5,030,000	5,386,750

Metropolitan Transportation Authority, Green Bond, Series B 5.000%, 11/15/27	14,225,000	14,973,601

Metropolitan Transportation Authority, Series F 5.000%, 11/15/28	4,760,000	4,844,327

New York City Municipal Water Finance Authority, Series 2 5.000%, 06/15/36	4,000,000	4,759,430

New York City Transitional Finance Authority Building Aid Revenue, Series S-3, (State Aid Withholding) 5.000%, 07/15/31	5,080,000	5,399,015

New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1, 5.000%, 05/01/40	2,500,000	2,790,333
5.000%, 05/01/41	3,000,000	3,329,407

New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 5.000%, 02/01/37	7,000,000	7,761,461

New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1, 5.000%, 11/01/31	2,500,000	2,802,061
5.000%, 11/01/32	4,000,000	4,478,366
5.000%, 02/01/39	4,000,000	4,435,463

New York State Dormitory Authority 4.000%, 05/01/39	2,000,000	2,004,200

New York State Dormitory Authority, Series A, 5.000%, 03/15/31	7,670,000	8,226,149
5.000%, 03/15/32	3,000,000	3,340,642
5.000%, 03/15/33	3,200,000	3,610,182
5.000%, 03/15/40	5,250,000	5,938,216
5.000%, 03/15/41	9,340,000	10,507,808

New York State Dormitory Authority, Series E 5.000%, 03/15/32	8,410,000	8,525,005

New York State Thruway Authority, Series K 5.000%, 01/01/31	4,430,000	4,458,248

	Principal Amount	Value

New York State Urban Development Corp. 5.000%, 03/15/32	$7,000,000	$7,763,688

New York Transportation Development Corp., 4.000%, 10/31/41	1,250,000	1,126,394
4.000%, 10/31/46	1,500,000	1,293,000
5.000%, 12/01/30	1,000,000	1,088,639
5.000%, 12/01/31	1,100,000	1,197,842
5.000%, 12/01/32	1,450,000	1,578,767
5.000%, 12/01/33	1,000,000	1,088,767
5.000%, 12/01/36	10,000,000	10,710,587
5.250%, 06/30/49	5,000,000	5,222,923
6.000%, 06/30/54	3,000,000	3,294,688

New York Transportation Development Corp. (AGM) 5.000%, 06/30/49	2,000,000	2,073,033

Port Authority of New York & New Jersey, Series 221 5.000%, 07/15/32	6,545,000	6,988,293

Triborough Bridge & Tunnel Authority 5.000%, 11/15/33	3,970,000	4,555,731

Triborough Bridge & Tunnel Authority, Series C, 5.000%, 11/15/35	2,000,000	2,290,570
5.000%, 11/15/36[1]	12,000,000	13,835,460

Total New York		202,012,904

North Carolina - 2.1%

County of Union Enterprise System Revenue, 1.750%, 06/01/34	3,300,000	2,590,934
1.750%, 06/01/35	4,225,000	3,261,148
1.850%, 06/01/36	4,315,000	3,301,055
2.125%, 06/01/40	3,350,000	2,447,208

North Carolina Turnpike Authority, Series A, (AGM) 5.000%, 01/01/58	9,000,000	9,504,209

Total North Carolina		21,104,554

Ohio - 1.1%

Ohio Housing Finance Agency, Series A, (GNMA FNMA FHLMC) 4.350%, 09/01/44	2,995,000	3,003,671

Ohio State General Obligation, Series T 5.000%, 05/01/30	5,000,000	5,244,586

Ohio Water Development Authority Water Pollution Control Loan Fund, Series B 5.000%, 06/01/35	2,500,000	2,886,814

Total Ohio		11,135,071

Pennsylvania - 3.2%

Allegheny County Airport Authority, Series A, 5.000%, 01/01/31	1,350,000	1,446,747
5.000%, 01/01/32	2,215,000	2,374,285

Commonwealth Financing Authority, Pennsylvania Tobacco 5.000%, 06/01/32	7,910,000	8,348,367

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Pennsylvania - 3.2% (continued)

Hospitals & Higher Education Facilities Authority of Philadelphia, (AGM) 4.000%, 07/01/38	$2,500,000	$2,504,075
4.000%, 07/01/39	2,000,000	1,986,465

Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/35	3,000,000	3,282,432
5.750%, 06/30/48	6,000,000	6,501,881

Pennsylvania Turnpike Commission, Series A 5.000%, 12/01/33	5,000,000	5,665,022

Total Pennsylvania		32,109,274

Rhode Island - 0.5%

Rhode Island Health and Educational Building Corp. 5.250%, 05/15/49	4,300,000	4,583,435

South Carolina - 1.2%

Richland County School District No 2, Series A, (South Carolina School District) 2.000%, 03/01/38	6,190,000	4,698,445
2.000%, 03/01/39	10,080,000	7,407,100

Total South Carolina		12,105,545

Tennessee - 0.6%

City of Chattanooga Electric System Revenue 2.000%, 09/01/39	8,925,000	6,510,467

Texas - 12.2%

City of Corpus Christi Utility System, Junior Lien Revenue Improvement 5.000%, 07/15/29	3,125,000	3,327,993

City of Houston Airport System, Series A, 4.000%, 07/01/35	1,100,000	1,089,810
4.000%, 07/01/36	1,100,000	1,091,890
5.000%, 07/01/34	2,835,000	3,038,031

City of San Antonio Electric & Gas Systems, Series A, 5.000%, 02/01/31	10,715,000	11,906,752
5.000%, 02/01/34	5,460,000	6,235,563
5.000%, 02/01/35	3,000,000	3,424,780
5.000%, 02/01/37	3,010,000	3,314,293
5.000%, 02/01/38	2,985,000	3,273,238

City of San Antonio TX Electric & Gas Systems Revenue, Series A, 5.000%, 02/01/35	1,000,000	1,154,839
5.000%, 02/01/36	1,000,000	1,152,060

County of Harris Toll Road First Lien, Series A 5.000%, 08/15/34	5,000,000	5,729,744

County of Harris TX Toll Road Revenue, Series A 5.000%, 08/15/36	4,000,000	4,616,391

Denton Independent School District, (PSF-GTD) 5.000%, 08/15/33	5,000,000	5,756,633
5.000%, 08/15/35	3,000,000	3,460,654

Lamar Consolidated Independent School District 5.000%, 02/15/34	7,965,000	9,037,031

	Principal Amount	Value

Leander Independent School District, (PSF-GTD) 5.000%, 02/15/32	$6,795,000	$7,674,634

Lower Colorado River Authority 5.000%, 05/15/31	6,000,000	6,671,195

North Texas Municipal Water District Water System Revenue Refunding and Improvement 5.000%, 09/01/29	7,350,000	7,601,957

North Texas Tollway Authority, 2nd Tier, Series B, 5.000%, 01/01/31	2,000,000	2,031,845
5.000%, 01/01/32	3,010,000	3,122,673

North Texas Tollway Authority, Series A 5.250%, 01/01/38	4,500,000	5,070,579

Prosper Independent School District, Series A, (PSF-GTD) 1.750%, 02/15/34	3,565,000	2,815,385
1.750%, 02/15/35	5,155,000	3,992,391

State of Texas, Series A 5.000%, 10/01/29	5,000,000	5,095,744

Texas Private Activity Bond Surface Transportation Corp., 5.500%, 06/30/41	1,000,000	1,079,686
5.500%, 06/30/42	1,000,000	1,077,747
5.500%, 06/30/43	1,000,000	1,075,433

Texas Private Activity Bond Surface Transportation Corp., Series A, 4.000%, 12/31/37	5,000,000	5,015,999
4.000%, 12/31/38	3,735,000	3,731,742

Total Texas		123,666,712

Utah - 2.8%

Intermountain Power Agency, 5.000%, 07/01/33	3,500,000	3,970,362
5.000%, 07/01/34	3,500,000	3,973,777
5.000%, 07/01/35	3,250,000	3,674,848

Intermountain Power Agency, Series A 5.000%, 07/01/34	5,250,000	5,881,035

Salt Lake City Corp. Airport Revenue, Series A, 5.000%, 07/01/29	3,450,000	3,598,557
5.000%, 07/01/30	6,585,000	6,875,041

Total Utah		27,973,620

Virginia - 1.5%

Virginia College Building Authority 5.000%, 02/01/33	8,250,000	9,478,616

Virginia Small Business Financing Authority, 4.000%, 01/01/37	3,000,000	3,013,387
4.000%, 01/01/38	3,000,000	2,998,403

Total Virginia		15,490,406

Washington - 4.0%

Energy Northwest, Series A 5.000%, 07/01/35	8,000,000	9,213,234

Port of Seattle, Series C 5.000%, 08/01/31	5,000,000	5,386,838

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Washington - 4.0% (continued)

State of Washington School Improvements, Series C 5.000%, 02/01/28	$7,370,000	$7,558,271

State of Washington, Series B 5.000%, 08/01/31	4,680,000	4,823,852

State of Washington, Series R 5.000%, 07/01/31	9,975,000	10,041,564

Washington Health Care Facilities Authority, Series A 5.000%, 08/01/38	3,270,000	3,452,230

Total Washington		40,475,989

West Virginia - 1.6%

West Virginia Hospital Finance Authority, Series B 6.000%, 09/01/48	5,250,000	5,963,077

West Virginia Parkways Authority, 5.000%, 06/01/37	1,750,000	1,940,079
5.000%, 06/01/38	2,000,000	2,200,467
5.000%, 06/01/39	5,150,000	5,634,143

Total West Virginia		15,737,766

	Principal Amount	Value

Wisconsin - 1.7%

State of Wisconsin Transportation, Series 2 5.000%, 07/01/29	$10,405,000	$10,935,814

State of Wisconsin, Series 2 5.000%, 05/01/35	5,000,000	5,767,616

Total Wisconsin		16,703,430

Total Municipal Bonds
(Cost $1,057,250,789)		1,027,920,890

Short-Term Investments - 0.6%

Repurchase Agreements - 0.6%

Fixed Income Clearing Corp., dated 06/28/24, due 07/01/24, 5.150% total to be received $6,464,773 (collateralized by a U.S. Treasury Note, 0.125%, 04/15/25, totaling $6,591,308)	6,462,000	6,462,000

Total Short-Term Investments
(Cost $6,462,000)		6,462,000

Total Investments - 102.4%
(Cost $1,063,712,789)		1,034,382,890

Other Assets, less Liabilities - (2.4)%		(24,471,602)

Net Assets - 100.0%		$1,009,911,288

[1]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at June 30, 2024, amounted to $30,732,739, or 3.0% of net assets.

AGM	Assured Guaranty Municipal Corp.

FHLMC	Freddie Mac

FNMA	Fannie Mae

GNMA	Ginnie Mae

PSF-GTD	Permanent School Fund Guaranteed

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2024:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds†	—	$1,027,920,890	—	$1,027,920,890

Short-Term Investments

Repurchase Agreements	—	6,462,000	—	6,462,000

Total Investments in Securities	—	$1,034,382,890	—	$1,034,382,890

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (unaudited) June 30, 2024

	Principal Amount	Value

Municipal Bonds - 98.7%

Alabama - 1.5%

County of Jefferson Sewer Revenue 5.500%, 10/01/53	$2,750,000	$2,976,075

California - 5.1%

California Municipal Finance Authority, 5.000%, 05/15/43	2,515,000	2,581,734
5.000%, 05/15/48	3,855,000	3,924,426

California Municipal Finance Authority, Series A 4.000%, 02/01/51	1,260,000	1,141,013

Riverside County Transportation Commission, Series C 4.000%, 06/01/47	2,870,000	2,740,562

Total California		10,387,735

Colorado - 5.4%

Colorado Health Facilities Authority, Series A 5.000%, 08/01/44	4,185,000	4,309,193

Public Authority for Colorado Energy Natural Gas Purchase Revenue 6.500%, 11/15/38	5,395,000	6,611,481

Total Colorado		10,920,674

Connecticut - 2.0%

Connecticut State Health & Educational Facilities Authority, 4.000%, 07/01/40	2,845,000	2,743,571
4.000%, 07/01/42	1,465,000	1,371,276

Total Connecticut		4,114,847

Florida - 12.1%

Brevard County Health Facilities Authority, Series A 5.000%, 04/01/47	1,000,000	1,046,969

City of Tampa, Series B 5.000%, 07/01/50	2,065,000	2,124,634

County of Miami-Dade Florida Seaport Department, Series 1, (AGM) 4.000%, 10/01/45	2,730,000	2,547,302

County of Miami-Dade Florida Seaport Department, Series A 5.250%, 10/01/52	1,260,000	1,331,297

Escambia County Health Facilities Authority 4.000%, 08/15/50	5,065,000	4,460,873

Florida Development Finance Corp., 4.000%, 02/01/52	2,515,000	1,906,808
5.000%, 02/01/52	1,675,000	1,595,454

Florida Housing Finance Corp., Series 3, (GNMA FNMA FHLMC) 4.750%, 07/01/54	2,000,000	2,000,492

Hillsborough County Industrial Development Authority 4.000%, 08/01/50	4,185,000	3,760,938

	Principal Amount	Value

Miami Beach Health Facilities Authority 4.000%, 11/15/46	$4,185,000	$3,973,443

Total Florida		24,748,210

Illinois - 7.1%

Chicago O’Hare International Airport, Senior Lien, Series A 5.000%, 01/01/48	3,000,000	3,035,073

Metropolitan Pier & Exposition Authority, 4.000%, 06/15/52	2,515,000	2,327,249
5.000%, 06/15/50	4,185,000	4,324,753

State of Illinois 5.750%, 05/01/45	2,515,000	2,731,548

State of Illinois, Series A 4.000%, 03/01/40	1,000,000	969,619

State of Illinois, Series B 5.250%, 05/01/47	1,000,000	1,084,792

Total Illinois		14,473,034

Massachusetts - 3.3%

Massachusetts Development Finance Agency, 4.000%, 07/01/51	4,340,000	3,659,236
5.250%, 07/01/52	2,795,000	2,984,923

Total Massachusetts		6,644,159

Minnesota - 1.1%

Duluth Economic Development Authority, Series A 5.000%, 02/15/48	2,140,000	2,163,970

Nebraska - 2.5%

Central Plains Energy Project #3, Series A 5.000%, 09/01/42	4,655,000	5,060,614

New Jersey - 6.8%

New Jersey Transportation Trust Fund Authority, Series AA 4.000%, 06/15/50	1,675,000	1,594,935

South Jersey Transportation Authority, 4.625%, 11/01/47	1,680,000	1,711,734
5.250%, 11/01/52	3,770,000	4,007,453

Tobacco Settlement Financing Corp., Series A, 5.000%, 06/01/46	2,095,000	2,139,695
5.250%, 06/01/46	2,755,000	2,848,316

Tobacco Settlement Financing Corp., Series B 5.000%, 06/01/46	1,500,000	1,513,721

Total New Jersey		13,815,854

New York - 13.6%

Metropolitan Transportation Authority, Series 1, 4.750%, 11/15/45	1,660,000	1,703,452
5.000%, 11/15/50	1,000,000	1,041,546
5.250%, 11/15/55	2,530,000	2,661,005

New York State Dormitory Authority, Series A, 4.000%, 07/01/47	1,675,000	1,606,398
4.000%, 07/01/52	1,775,000	1,663,963

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

New York - 13.6% (continued)

New York Transportation Development Corp., 4.000%, 04/30/53	$5,790,000	$4,804,913
5.000%, 12/01/41	2,185,000	2,288,911
5.500%, 06/30/54	1,500,000	1,589,906
5.625%, 04/01/40	4,000,000	4,349,672
6.000%, 04/01/35	2,500,000	2,825,560
6.000%, 06/30/54	2,000,000	2,196,459

Suffolk Regional Off-Track Betting Co. 5.750%, 12/01/44	1,000,000	1,041,569

Total New York		27,773,354

Ohio - 0.5%

Ohio Housing Finance Agency, Series A, (GNMA FNMA FHLMC) 4.550%, 09/01/49	1,000,000	1,003,533

Pennsylvania - 9.8%

Allegheny County Airport Authority, Series A 5.000%, 01/01/51	4,185,000	4,310,530

Montgomery County Higher Education and Health Authority, Series B 5.000%, 05/01/52	3,980,000	4,109,707

Pennsylvania Economic Development Financing Authority 5.250%, 06/30/53	5,025,000	5,212,917

Pennsylvania Turnpike Commission, Series A 4.000%, 12/01/50	1,065,000	996,948

Philadelphia Authority for Industrial Development 5.250%, 11/01/52	5,185,000	5,436,757

Total Pennsylvania		20,066,859

Rhode Island - 4.7%

Rhode Island Health and Educational Building Corp., 5.250%, 05/15/49	2,000,000	2,131,830
5.250%, 05/15/54	4,500,000	4,775,165

Tobacco Settlement Financing Corp., Series A 5.000%, 06/01/40	2,755,000	2,770,224

Total Rhode Island		9,677,219

South Carolina - 3.0%

Richland County School District No 2, Series A, (South Carolina School District) 1.875%, 03/01/38	8,290,000	6,083,090

Tennessee - 5.2%

City of Chattanooga Electric 2.000%, 09/01/40	7,710,000	5,473,874

Knox County Health Educational & Housing Facility Board, Series 1, (BAM) 5.125%, 07/01/54	1,900,000	2,004,845

Knox County Health Educational & Housing Facility Board, Series A1, (BAM) 5.500%, 07/01/54	1,000,000	1,087,484

	Principal Amount	Value

Metropolitan Government Nashville & Davidson County Health & Educational Facilities 5.250%, 05/01/53	$2,000,000	$2,126,789

Total Tennessee		10,692,992

Texas - 6.0%

Central Texas Regional Mobility Authority, Series B 4.000%, 01/01/51	1,000,000	953,853

Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	7,800,000	7,955,241
5.500%, 12/31/58	1,120,000	1,214,259

Texas Private Activity Bond Surface Transportation Corp., Series A 4.000%, 12/31/39	2,055,000	2,045,674

Total Texas		12,169,027

Virginia - 6.4%

Lynchburg Economic Development Authority 4.000%, 01/01/55	1,260,000	1,176,586

Virginia Small Business Financing Authority, 4.000%, 01/01/39	2,515,000	2,485,092
4.000%, 01/01/40	2,515,000	2,457,915
5.000%, 12/31/47	2,145,000	2,219,828
5.000%, 12/31/49	2,095,000	2,122,305
5.000%, 12/31/52	2,655,000	2,684,415

Total Virginia		13,146,141

Washington - 0.5%

Washington State Housing Finance Commission 5.500%, 07/01/49	1,000,000	1,072,392

West Virginia - 1.5%

West Virginia Hospital Finance Authority, Series B 6.000%, 09/01/53	2,625,000	2,960,547

Wisconsin - 0.6%

Public Finance Authority, Series A 5.000%, 06/01/41[1]	1,250,000	1,265,139

Total Municipal Bonds
(Cost $212,022,431)		201,215,465

Short-Term Investments - 0.2%

Repurchase Agreements - 0.2%

Fixed Income Clearing Corp., dated 06/28/24, due 07/01/24, 5.150% total to be received $271,116 (collateralized by a U.S. Treasury Note, 0.125%, 04/15/25, totaling $276,477)	271,000	271,000

Total Short-Term Investments
(Cost $271,000)		271,000

Total Investments - 98.9%
(Cost $212,293,431)		201,486,465

Other Assets, less Liabilities - 1.1%		2,318,461

Net Assets - 100.0%		$203,804,926

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the value of this security amounted to $1,265,139 or 0.6% of net assets.

AGM	Assured Guaranty Municipal Corp.

BAM	Build America Mutual Assurance Co.

FHLMC	Freddie Mac

FNMA	Fannie Mae

GNMA	Ginnie Mae

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2024:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds†	—	$201,215,465	—	$201,215,465

Short-Term Investments

Repurchase Agreements	—	271,000	—	271,000

Total Investments in Securities	—	$201,486,465	—	$201,486,465

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited) June 30, 2024

	AMG GW&K ESG Bond Fund	AMG GW&K Enhanced Core Bond ESG Fund	AMG GW&K High Income Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund

Assets:

Investments at value[1] (including securities on loan valued at $21,447,918, $0, $0, $0, and $0, respectively)	$412,990,663	$27,524,882	$6,746,570	$1,034,382,890	$201,486,465

Cash	533	—	—	965	931

Receivable for investments sold	—	—	—	4,649,076	—

Receivable for delayed delivery investments sold	—	—	—	—	637,605

Interest receivables	3,551,890	60,423	14,158	13,445,102	2,708,715

Securities lending income receivable	4,976	197	286	—	—

Receivable for Fund shares sold	137,809	34,559	—	819,557	77,841

Receivable from affiliate	11,920	37,065	14,545	51,118	15,506

Prepaid expenses and other assets	29,658	—	—	41,983	18,284

Total assets	416,727,449	27,657,126	6,775,559	1,053,390,691	204,945,347

Liabilities:

Payable upon return of securities loaned	16,825,095	—	—	—	—

Payable for investments purchased	1,610,249	—	—	11,067,102	—

Payable for delayed delivery investments purchased	—	—	—	30,592,532	610,890

Payable for Fund shares repurchased	156,049	164,162	54,254	1,347,727	365,428

Due to custodian	—	5,598	—	—	—

Accrued expenses:

Investment advisory and management fees	75,827	8,382	2,366	172,866	76,144

Administrative fees	49,452	4,192	910	124,270	25,381

Distribution fees	—	820	—	2,391	680

Shareholder service fees	56,689	1,286	1,357	42,160	8,727

Other	75,722	37,599	30,357	130,355	53,171

Total liabilities	18,849,083	222,039	89,244	43,479,403	1,140,421

Commitments and Contingencies (Notes 2 & 5)

Net Assets	$397,878,366	$27,435,087	$6,686,315	$1,009,911,288	$203,804,926

[1] Investments at cost	$457,741,737	$27,524,882	$6,746,570	$1,063,712,789	$212,293,431

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG GW&K ESG Bond Fund	AMG GW&K Enhanced Core Bond ESG Fund	AMG GW&K High Income Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund

Net Assets Represent:

Paid-in capital	$490,352,097	$38,014,594	$8,407,503	$1,069,616,764	$231,856,131

Total distributable loss	(92,473,731)	(10,579,507)	(1,721,188)	(59,705,476)	(28,051,205)

Net Assets	$397,878,366	$27,435,087	$6,686,315	$1,009,911,288	$203,804,926

Class N:

Net Assets	$241,736,925	$7,517,164	$5,846,078	$11,817,511	$3,042,130

Shares outstanding	11,297,799	844,191	283,942	1,050,995	332,509

Net asset value, offering and redemption price per share	$21.40	$8.90	$20.59	$11.24	$9.15

Class I:

Net Assets	$156,141,441	$14,540,667	$840,237	$998,093,777	$200,638,529

Shares outstanding	7,296,510	1,626,543	40,837	88,242,714	22,661,569

Net asset value, offering and redemption price per share	$21.40	$8.94	$20.58	$11.31	$8.85

Class Z:

Net Assets	—	$5,377,256	—	—	$124,267

Shares outstanding	—	601,751	—	—	14,039

Net asset value, offering and redemption price per share	—	$8.94	—	—	$8.85

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited) For the six months ended June 30, 2024

	AMG GW&K ESG Bond Fund	AMG GW&K Enhanced Core Bond ESG Fund	AMG GW&K High Income Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund

Investment Income:

Dividend income	—	$60,405	$14,262	—	—

Interest income	$8,423,863	782,174	306,566	$14,552,022	$4,104,387

Securities lending income	46,232	5,542	5,318	—	—

Foreign withholding tax	(6,188)	(67)	(141)	—	—

Total investment income	8,463,907	848,054	326,005	14,552,022	4,104,387

Expenses:

Investment advisory and management fees	471,616	56,955	22,233	1,066,353	466,004

Administrative fees	307,576	28,477	8,551	767,132	155,334

Distribution fees - Class N	—	11,163	—	14,199	4,218

Shareholder servicing fees - Class N	314,608	—	8,459	7,213	2,531

Shareholder servicing fees - Class I	39,604	8,763	1,159	252,871	50,904

Professional fees	41,130	7,090	7,359	54,104	26,055

Reports to shareholders	31,718	14,966	6,928	25,892	6,741

Registration fees	28,292	43,705	23,802	36,760	22,474

Custodian fees	26,565	17,821	13,472	41,733	16,394

Trustee fees and expenses	15,790	1,420	410	38,866	8,098

Transfer agent fees	11,970	2,274	914	18,566	4,001

Interest expense	—	—	—	—	349

Miscellaneous	12,449	4,676	5,012	23,843	6,255

Total expenses before offsets	1,301,318	197,310	98,299	2,347,532	769,358

Expense reimbursements	(65,389)	(86,603)	(55,202)	(334,418)	(100,374)

Fee waivers	—	(3,470)	(1,041)	—	—

Net expenses	1,235,929	107,237	42,056	2,013,114	668,984

Net investment income	7,227,978	740,817	283,949	12,538,908	3,435,403

Net Realized and Unrealized Loss:

Net realized loss on investments	(7,515,374)	(3,436,483)	(169,536)	(3,658,855)	(1,082,875)

Net change in unrealized appreciation/depreciation on investments	(1,379,102)	2,754,428	58,851	(22,375,297)	(241,610)

Net realized and unrealized loss	(8,894,476)	(682,055)	(110,685)	(26,034,152)	(1,324,485)

Net increase (decrease) in net assets resulting from operations	$(1,666,498)	$58,762	$173,264	$(13,495,244)	$2,110,918

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the six months ended June 30, 2024 (unaudited) and the fiscal year ended December 31, 2023

	AMG GW&K ESG Bond Fund		AMG GW&K Enhanced Core Bond ESG Fund		AMG GW&K High Income Fund

	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$7,227,978	$13,959,156	$740,817	$1,330,094	$283,949	$758,990

Net realized loss on investments	(7,515,374)	(19,675,989)	(3,436,483)	(1,593,070)	(169,536)	(225,634)

Net change in unrealized appreciation/depreciation on investments	(1,379,102)	34,991,525	2,754,428	2,720,322	58,851	825,281

Net increase (decrease) in net assets resulting from operations	(1,666,498)	29,274,692	58,762	2,457,346	173,264	1,358,637

Distributions to Shareholders:

Class N	(4,328,571)	(8,492,938)	(274,602)	(347,751)	(252,488)	(325,482)

Class I	(2,893,513)	(5,729,614)	(601,555)	(691,238)	(118,105)	(446,846)

Class Z	—	—	(212,553)	(280,142)	—	—

Total distributions to shareholders	(7,222,084)	(14,222,552)	(1,088,710)	(1,319,131)	(370,593)	(772,328)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(28,654,508)	(72,637,330)	(12,351,626)	(768,427)	(7,131,530)	(3,839,684)

Total increase (decrease) in net assets	(37,543,090)	(57,585,190)	(13,381,574)	369,788	(7,328,859)	(3,253,375)

Net Assets:

Beginning of period	435,421,456	493,006,646	40,816,661	40,446,873	14,015,174	17,268,549

End of period	$397,878,366	$435,421,456	$27,435,087	$40,816,661	$6,686,315	$14,015,174

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued) For the six months ended June 30, 2024 (unaudited) and the fiscal year ended December 31, 2023

	AMG GW&K Municipal Bond Fund		AMG GW&K Municipal Enhanced Yield Fund

	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$12,538,908	$22,827,789	$3,435,403	$7,868,751

Net realized loss on investments	(3,658,855)	(16,640,418)	(1,082,875)	(10,403,174)

Net change in unrealized appreciation/depreciation on investments	(22,375,297)	53,394,216	(241,610)	24,812,114

Net increase (decrease) in net assets resulting from operations	(13,495,244)	59,581,587	2,110,918	22,277,691

Distributions to Shareholders:

Class N	(122,045)	(240,964)	(45,882)	(109,195)

Class I	(12,430,098)	(22,338,212)	(3,397,416)	(7,709,369)

Class Z	—	—	(2,080)	(3,806)

Total distributions to shareholders	(12,552,143)	(22,579,176)	(3,445,378)	(7,822,370)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	7,270,119	(89,576,367)	(6,268,880)	(62,041,101)

Total decrease in net assets	(18,777,268)	(52,573,956)	(7,603,340)	(47,585,780)

Net Assets:

Beginning of period	1,028,688,556	1,081,262,512	211,408,266	258,994,046

End of period	$1,009,911,288	$1,028,688,556	$203,804,926	$211,408,266

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2024 (unaudited)	For the fiscal years ended December 31,
Class N		2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$21.85	$21.11	$24.88	$28.12	$27.14	$25.49

Income (loss) from Investment Operations:

Net investment income[1,2]	0.37	0.63	0.44	0.44	0.90	0.94

Net realized and unrealized gain (loss) on investments	(0.45)	0.75	(3.70)	(0.83)	1.03	1.85

Total income (loss) from investment operations	(0.08)	1.38	(3.26)	(0.39)	1.93	2.79

Less Distributions to Shareholders from:

Net investment income	(0.37)	(0.64)	(0.47)	(0.47)	(0.88)	(0.98)

Net realized gain on investments	—	—	(0.04)	(2.38)	(0.07)	(0.16)

Total distributions to shareholders	(0.37)	(0.64)	(0.51)	(2.85)	(0.95)	(1.14)

Net Asset Value, End of Period	$21.40	$21.85	$21.11	$24.88	$28.12	$27.14

Total Return[2,3]	(0.35)%[4]	6.69%	(13.17)%	(1.29)%	7.34%	11.10%

Ratio of net expenses to average net assets	0.68%[5]	0.68%	0.68%	0.69%[6]	0.71%	0.72%[7]

Ratio of gross expenses to average net assets[8]	0.71%[5]	0.70%	0.69%	0.69%[6]	0.72%	0.73%[7]

Ratio of net investment income to average net assets[2]	3.45%[5]	2.94%	1.98%	1.71%	3.31%	3.53%

Portfolio turnover	18%[4]	27%	23%	186%	25%	20%

Net assets end of period (000’s) omitted	$241,737	$269,529	$301,028	$427,818	$555,124	$618,381

AMG GW&K ESG Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2024 (unaudited)	For the fiscal years ended December 31,
Class I		2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$21.85	$21.12	$24.89	$28.13	$27.14	$25.49

Income (loss) from Investment Operations:

Net investment income[1,2]	0.39	0.67	0.49	0.50	0.95	0.99

Net realized and unrealized gain (loss) on investments	(0.45)	0.75	(3.71)	(0.83)	1.05	1.85

Total income (loss) from investment operations	(0.06)	1.42	(3.22)	(0.33)	2.00	2.84

Less Distributions to Shareholders from:

Net investment income	(0.39)	(0.69)	(0.51)	(0.53)	(0.94)	(1.03)

Net realized gain on investments	—	—	(0.04)	(2.38)	(0.07)	(0.16)

Total distributions to shareholders	(0.39)	(0.69)	(0.55)	(2.91)	(1.01)	(1.19)

Net Asset Value, End of Period	$21.40	$21.85	$21.12	$24.89	$28.13	$27.14

Total Return[2,3]	(0.25)%[4]	6.85%	(12.99)%	(1.05)%	7.57%	11.32%

Ratio of net expenses to average net assets	0.48%[5]	0.48%	0.48%	0.49%[6]	0.50%	0.52%[7]

Ratio of gross expenses to average net assets[8]	0.51%[5]	0.50%	0.49%	0.49%[6]	0.51%	0.53%[7]

Ratio of net investment income to average net assets[2]	3.65%[5]	3.14%	2.18%	1.91%	3.52%	3.73%

Portfolio turnover	18%[4]	27%	23%	186%	25%	20%

Net assets end of period (000’s) omitted	$156,141	$165,892	$191,979	$327,121	$546,698	$605,353

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]	Ratio includes recapture of reimbursed fees from prior years amounting to less than 0.01% for the fiscal year ended December 31, 2021.

[7]	Includes 0.01% of extraordinary expense related to legal expense in support of an investment held in the portfolio.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG GW&K Enhanced Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2024 (unaudited)	For the fiscal years ended December 31,
Class N		2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$9.15	$8.92	$10.61	$10.90	$10.15	$9.43

Income (loss) from Investment Operations:

Net investment income[1,2]	0.17	0.29	0.19	0.14	0.20	0.24

Net realized and unrealized gain (loss) on investments	(0.15)	0.22	(1.69)	(0.28)	0.75	0.73

Total income (loss) from investment operations	0.02	0.51	(1.50)	(0.14)	0.95	0.97

Less Distributions to Shareholders from:

Net investment income	(0.27)	(0.28)	(0.19)	(0.14)	(0.20)	(0.25)

Paid in capital	—	—	—	(0.01)	—	—

Total distributions to shareholders	(0.27)	(0.28)	(0.19)	(0.15)	(0.20)	(0.25)

Net Asset Value, End of Period	$8.90	$9.15	$8.92	$10.61	$10.90	$10.15

Total Return[2,3]	0.20%[4]	5.89%	(14.17)%	(1.26)%	9.41%	10.35%

Ratio of net expenses to average net assets	0.69%[5]	0.73%	0.73%	0.73%	0.73%	0.73%

Ratio of gross expenses to average net assets[6]	1.16%[5]	1.05%	1.00%	0.93%	1.06%	1.16%

Ratio of net investment income to average net assets[2]	3.78%[5]	3.20%	1.99%	1.32%	1.86%	2.43%

Portfolio turnover	24%[4]	51%	54%	86%	101%	71%

Net assets end of period (000’s) omitted	$7,517	$11,370	$10,680	$13,736	$15,794	$14,779

AMG GW&K Enhanced Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2024 (unaudited)	For the fiscal years ended December 31,
Class I		2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$9.18	$8.95	$10.65	$10.94	$10.19	$9.47

Income (loss) from Investment Operations:

Net investment income[1,2]	0.18	0.30	0.21	0.16	0.22	0.26

Net realized and unrealized gain (loss) on investments	(0.15)	0.23	(1.70)	(0.28)	0.75	0.73

Total income (loss) from investment operations	0.03	0.53	(1.49)	(0.12)	0.97	0.99

Less Distributions to Shareholders from:

Net investment income	(0.27)	(0.30)	(0.21)	(0.16)	(0.22)	(0.27)

Paid in capital	—	—	—	(0.01)	—	—

Total distributions to shareholders	(0.27)	(0.30)	(0.21)	(0.17)	(0.22)	(0.27)

Net Asset Value, End of Period	$8.94	$9.18	$8.95	$10.65	$10.94	$10.19

Total Return[2,3]	0.36%[4]	6.05%	(14.07)%	(1.07)%	9.57%	10.51%

Ratio of net expenses to average net assets	0.55%[5]	0.56%	0.56%	0.56%	0.55%	0.55%

Ratio of gross expenses to average net assets[6]	1.02%[5]	0.88%	0.83%	0.76%	0.88%	0.98%

Ratio of net investment income to average net assets[2]	3.92%[5]	3.37%	2.16%	1.49%	2.04%	2.62%

Portfolio turnover	24%[4]	51%	54%	86%	101%	71%

Net assets end of period (000’s) omitted	$14,541	$21,805	$19,890	$33,402	$27,800	$8,502

AMG GW&K Enhanced Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2024 (unaudited)	For the fiscal years ended December 31,
Class Z		2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$9.18	$8.95	$10.65	$10.93	$10.18	$9.46

Income (loss) from Investment Operations:

Net investment income[1,2]	0.18	0.31	0.21	0.17	0.22	0.27

Net realized and unrealized gain (loss) on investments	(0.14)	0.23	(1.69)	(0.27)	0.75	0.72

Total income (loss) from investment operations	0.04	0.54	(1.48)	(0.10)	0.97	0.99

Less Distributions to Shareholders from:

Net investment income	(0.28)	(0.31)	(0.22)	(0.17)	(0.22)	(0.27)

Paid in capital	—	—	—	(0.01)	—	—

Total distributions to shareholders	(0.28)	(0.31)	(0.22)	(0.18)	(0.22)	(0.27)

Net Asset Value, End of Period	$8.94	$9.18	$8.95	$10.65	$10.93	$10.18

Total Return[2,3]	0.43%[4]	6.13%	(14.00)%	(0.92)%	9.65%	10.59%

Ratio of net expenses to average net assets	0.46%[5]	0.48%	0.48%	0.48%	0.48%	0.48%

Ratio of gross expenses to average net assets[6]	0.93%[5]	0.80%	0.75%	0.68%	0.81%	0.91%

Ratio of net investment income to average net assets[2]	4.01%[5]	3.45%	2.24%	1.57%	2.11%	2.72%

Portfolio turnover	24%[4]	51%	54%	86%	101%	71%

Net assets end of period (000’s) omitted	$5,377	$7,641	$9,877	$13,712	$11,552	$10,080

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG GW&K High Income Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2024 (unaudited)	For the fiscal years ended December 31,
Class N		2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$20.91	$20.11	$22.46	$22.23	$21.52	$20.04

Income (loss) from Investment Operations:

Net investment income[1,2]	0.51	0.96	0.67	0.53	0.51	0.57

Net realized and unrealized gain (loss) on investments	(0.06)	0.83	(2.20)	0.28	2.09	0.98

Total income (loss) from investment operations	0.45	1.79	(1.53)	0.81	2.60	1.55

Less Distributions to Shareholders from:

Net investment income	(0.77)	(0.99)	(0.77)	(0.53)	(0.48)	(0.07)

Net realized gain on investments	—	—	(0.05)	(0.05)	(1.41)	—

Total distributions to shareholders	(0.77)	(0.99)	(0.82)	(0.58)	(1.89)	(0.07)

Net Asset Value, End of Period	$20.59	$20.91	$20.11	$22.46	$22.23	$21.52

Total Return[2,3]	2.21%[4]	9.13%	(6.80)%	3.67%	12.16%	7.67%

Ratio of net expenses to average net assets	0.82%[5]	0.84%	0.86%[6]	0.84%	0.89%	0.89%

Ratio of gross expenses to average net assets[7]	1.81%[5]	1.48%	1.32%	1.37%	1.70%	1.87%

Ratio of net investment income to average net assets[2]	4.90%[5]	4.72%	3.22%	2.36%	2.28%	2.70%

Portfolio turnover	25%[4]	25%	74%	97%	157%	52%

Net assets end of period (000’s) omitted	$5,846	$7,061	$6,528	$8,157	$10,302	$9,638

AMG GW&K High Income Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2024 (unaudited)	For the fiscal years ended December 31,		For the fiscal period ended December 31,
Class I		2023	2022	2021[8]

Net Asset Value, Beginning of Period	$20.90	$20.10	$22.45	$22.27

Income (loss) from Investment Operations:

Net investment income[1,2]	0.53	1.00	0.71	0.46

Net realized and unrealized gain (loss) on investments	(0.05)	0.83	(2.20)	0.35

Total income (loss) from investment operations	0.48	1.83	(1.49)	0.81

Less Distributions to Shareholders from:

Net investment income	(0.80)	(1.03)	(0.81)	(0.58)

Net realized gain on investments	—	—	(0.05)	(0.05)

Total distributions to shareholders	(0.80)	(1.03)	(0.86)	(0.63)

Net Asset Value, End of Period	$20.58	$20.90	$20.10	$22.45

Total Return[2,3]	2.28%[4]	9.35%	(6.63)%	3.68%[4]

Ratio of net expenses to average net assets	0.62%[5]	0.64%	0.66%[6]	0.64%[5]

Ratio of gross expenses to average net assets[7]	1.61%[5]	1.28%	1.12%	1.17%[5]

Ratio of net investment income to average net assets[2]	5.10%[5]	4.92%	3.42%	2.56%[5]

Portfolio turnover	25%[4]	25%	74%	97%

Net assets end of period (000’s) omitted	$840	$6,954	$10,740	$13,166

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]	Includes interest expense totaling 0.02% related to participation in the interfund lending program.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	Commencement of operations was on March 15, 2021.

AMG GW&K Municipal Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2024 (unaudited)	For the fiscal years ended December 31,
Class N		2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$11.53	$11.11	$12.24	$12.45	$12.12	$11.48

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.12	0.21	0.15	0.13	0.15	0.19

Net realized and unrealized gain (loss) on investments	(0.29)	0.42	(1.10)	(0.11)	0.33	0.64

Total income (loss) from investment operations	(0.17)	0.63	(0.95)	0.02	0.48	0.83

Less Distributions to Shareholders from:

Net investment income	(0.12)	(0.21)	(0.16)	(0.13)	(0.15)	(0.19)

Net realized gain on investments	—	—	(0.02)	(0.10)	—	—

Total distributions to shareholders	(0.12)	(0.21)	(0.18)	(0.23)	(0.15)	(0.19)

Net Asset Value, End of Period	$11.24	$11.53	$11.11	$12.24	$12.45	$12.12

Total Return[2,3]	(1.46)%[4]	5.72%	(7.80)%	0.10%	4.31%	7.29%

Ratio of net expenses to average net assets	0.72%[5]	0.72%	0.72%	0.71%	0.71%	0.71%

Ratio of gross expenses to average net assets[6]	0.79%[5]	0.79%	0.78%	0.76%	0.77%	0.78%

Ratio of net investment income to average net assets[2]	2.13%[5]	1.85%	1.35%	1.01%	1.25%	1.59%

Portfolio turnover	15%[4]	29%	20%	24%	17%	18%

Net assets end of period (000’s) omitted	$11,818	$12,081	$12,972	$17,112	$18,153	$18,711

AMG GW&K Municipal Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2024 (unaudited)	For the fiscal years ended December 31,
Class I		2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$11.60	$11.18	$12.31	$12.52	$12.18	$11.54

Income (loss) from Investment Operations:

Net investment income[1,2]	0.14	0.25	0.19	0.17	0.19	0.23

Net realized and unrealized gain (loss) on investments	(0.29)	0.41	(1.11)	(0.11)	0.34	0.64

Total income (loss) from investment operations	(0.15)	0.66	(0.92)	0.06	0.53	0.87

Less Distributions to Shareholders from:

Net investment income	(0.14)	(0.24)	(0.19)	(0.17)	(0.19)	(0.23)

Net realized gain on investments	—	—	(0.02)	(0.10)	—	—

Total distributions to shareholders	(0.14)	(0.24)	(0.21)	(0.27)	(0.19)	(0.23)

Net Asset Value, End of Period	$11.31	$11.60	$11.18	$12.31	$12.52	$12.18

Total Return[2,3]	(1.30)%[4]	6.04%	(7.45)%	0.43%	4.70%	7.58%

Ratio of net expenses to average net assets	0.39%[5]	0.39%	0.39%	0.39%	0.39%	0.39%

Ratio of gross expenses to average net assets[6]	0.46%[5]	0.46%	0.45%	0.44%	0.45%	0.46%

Ratio of net investment income to average net assets[2]	2.46%[5]	2.18%	1.68%	1.33%	1.57%	1.91%

Portfolio turnover	15%[4]	29%	20%	24%	17%	18%

Net assets end of period (000’s) omitted	$998,094	$1,016,607	$1,068,290	$1,331,958	$1,287,667	$1,014,514

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG GW&K Municipal Enhanced Yield Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2024 (unaudited)	For the fiscal years ended December 31,
Class N		2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$9.20	$8.56	$10.74	$10.69	$10.42	$9.69

Income (loss) from Investment Operations:

Net investment income[1,2]	0.13	0.25	0.22	0.20	0.23	0.26

Net realized and unrealized gain (loss) on investments	(0.05)	0.64	(2.17)	0.18	0.37	0.78

Total income (loss) from investment operations	0.08	0.89	(1.95)	0.38	0.60	1.04

Less Distributions to Shareholders from:

Net investment income	(0.13)	(0.25)	(0.20)	(0.19)	(0.21)	(0.25)

Net realized gain on investments	—	—	(0.03)	(0.14)	(0.12)	(0.06)

Total distributions to shareholders	(0.13)	(0.25)	(0.23)	(0.33)	(0.33)	(0.31)

Net Asset Value, End of Period	$9.15	$9.20	$8.56	$10.74	$10.69	$10.42

Total Return[2,3]	0.89%[4]	10.53%	(18.19)%	3.59%	5.95%	10.92%

Ratio of net expenses to average net assets	0.99%[5,6]	0.99%	0.99%	0.99%	0.99%	0.99%

Ratio of gross expenses to average net assets[7]	1.09%[5]	1.08%	1.07%	1.05%	1.07%	1.08%

Ratio of net investment income to average net assets[2]	2.97%[5]	2.87%	2.39%	1.85%	2.17%	2.56%

Portfolio turnover	14%[4]	24%	45%	61%	81%	40%

Net assets end of period (000’s) omitted	$3,042	$5,964	$2,955	$14,923	$5,015	$5,722

AMG GW&K Municipal Enhanced Yield Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2024 (unaudited)	For the fiscal years ended December 31,
Class I		2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$8.91	$8.30	$10.43	$10.40	$10.15	$9.45

Income (loss) from Investment Operations:

Net investment income[1,2]	0.15	0.27	0.24	0.23	0.25	0.29

Net realized and unrealized gain (loss) on investments	(0.06)	0.62	(2.09)	0.17	0.37	0.76

Total income (loss) from investment operations	0.09	0.89	(1.85)	0.40	0.62	1.05

Less Distributions to Shareholders from:

Net investment income	(0.15)	(0.28)	(0.25)	(0.23)	(0.25)	(0.29)

Net realized gain on investments	—	—	(0.03)	(0.14)	(0.12)	(0.06)

Total distributions to shareholders	(0.15)	(0.28)	(0.28)	(0.37)	(0.37)	(0.35)

Net Asset Value, End of Period	$8.85	$8.91	$8.30	$10.43	$10.40	$10.15

Total Return[2,3]	1.00%[4]	10.89%	(17.86)%	3.94%	6.31%	11.28%

Ratio of net expenses to average net assets	0.64%[5,6]	0.64%	0.64%	0.64%	0.64%	0.64%

Ratio of gross expenses to average net assets[7]	0.74%[5]	0.73%	0.72%	0.70%	0.72%	0.73%

Ratio of net investment income to average net assets[2]	3.32%[5]	3.22%	2.74%	2.20%	2.52%	2.91%

Portfolio turnover	14%[4]	24%	45%	61%	81%	40%

Net assets end of period (000’s) omitted	$200,639	$205,322	$255,928	$369,473	$323,439	$273,228

AMG GW&K Municipal Enhanced Yield Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2024 (unaudited)	For the fiscal years ended December 31,
Class Z		2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$8.91	$8.30	$10.43	$10.40	$10.15	$9.44

Income (loss) from Investment Operations:

Net investment income[1,2]	0.15	0.28	0.25	0.24	0.26	0.30

Net realized and unrealized gain (loss) on investments	(0.06)	0.61	(2.10)	0.17	0.37	0.76

Total income (loss) from investment operations	0.09	0.89	(1.85)	0.41	0.63	1.06

Less Distributions to Shareholders from:

Net investment income	(0.15)	(0.28)	(0.25)	(0.24)	(0.26)	(0.29)

Net realized gain on investments	—	—	(0.03)	(0.14)	(0.12)	(0.06)

Total distributions to shareholders	(0.15)	(0.28)	(0.28)	(0.38)	(0.38)	(0.35)

Net Asset Value, End of Period	$8.85	$8.91	$8.30	$10.43	$10.40	$10.15

Total Return[2,3]	1.03%[4]	10.95%	(17.82)%	3.99%	6.37%	11.45%

Ratio of net expenses to average net assets	0.59%[5,6]	0.59%	0.59%	0.59%	0.59%	0.59%

Ratio of gross expenses to average net assets[7]	0.69%[5]	0.68%	0.67%	0.65%	0.67%	0.68%

Ratio of net investment income to average net assets[2]	3.37%[5]	3.27%	2.79%	2.25%	2.57%	2.96%

Portfolio turnover	14%[4]	24%	45%	61%	81%	40%

Net assets end of period (000’s) omitted	$124	$123	$111	$135	$130	$120

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

Notes to Financial Statements (unaudited) June 30, 2024

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds, AMG Funds II (“Trust II”) and AMG Funds III (“Trust III”) (the “Trusts”) are open-end management investment companies, organized as Massachusetts business trusts, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds: AMG GW&K Municipal Bond Fund (“Municipal Bond”), AMG GW&K Municipal Enhanced Yield Fund (“Municipal Enhanced”), Trust II: AMG GW&K Enhanced Core Bond ESG Fund (“Enhanced Core Bond ESG”) and Trust III: AMG GW&K ESG Bond Fund (“ESG Bond”) and AMG GW&K High Income Fund (“High Income”), each a “Fund” and collectively, the “Funds”.

Each Fund offers different classes of shares. All Funds offer Class N shares and Class I shares; and Enhanced Core Bond ESG and Municipal Enhanced offer Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

On June 12, 2024, the Boards of Trustees of AMG Funds II and AMG Funds III approved a plan to liquidate and terminate Enhanced Core Bond ESG and High Income (the “Liquidation”) on or around September 11, 2024 (the “Liquidation Date”). In conjunction with the Liquidation, Enhanced Core Bond ESG and High Income sold their portfolio investments and invested the proceeds in cash and cash equivalents. Effective June 14, 2024, Enhanced Core Bond ESG and High Income discontinued accruing 12b-1 Distribution fees through the Liquidation Date, and effective June 17, 2024, and through the Liquidation Date, the Investment Manager waived its management fee and will waive the right to recoup any prior reimbursed expenses under Enhanced Core Bond ESG’s and High Income’s Expense Limitation Agreements. Since immediately following the close of business on June 13, 2024, Enhanced Core Bond ESG and High Income no longer accept investments, except for investments made through existing asset allocation programs investing in Enhanced Core Bond ESG and High Income, and shares purchased pursuant to automatic investment programs, such as automatic investments through 401(k) plans and reinvestments of any dividends and distributions.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or,

if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Boards of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants

Notes to Financial Statements (continued)

at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Interest income on foreign securities is recorded gross of any withholding tax. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from net investment income, if any, will normally be declared and paid monthly by the Funds. Fund distributions resulting from realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to redemptions in kind for Enhanced Core Bond ESG, High Income and Municipal Enhanced. There were no permanent differences for ESG Bond or Municipal Bond. Temporary differences are primarily due to wash sale loss deferrals for ESG Bond and Municipal Enhanced and premium amortization on callable bonds for ESG Bond. Enhanced Core Bond ESG, High Income and Municipal Bond had no temporary differences.

At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Depreciation

ESG Bond	$457,741,737	$2,406,987	$(47,158,061)	$(44,751,074)

Enhanced Core Bond ESG	27,524,882	—	—	—

High Income	6,746,570	—	—	—

Municipal Bond	1,063,712,789	5,108,959	(34,438,858)	(29,329,899)

Municipal Enhanced	212,293,431	2,696,769	(13,503,735)	(10,806,966)

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Notes to Financial Statements (continued)

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2023, the Funds had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Fund	Short-Term	Long-Term	Total

ESG Bond	$9,213,293	$30,595,067	$39,808,360

Fund	Short-Term	Long-Term	Total

Enhanced Core Bond ESG	$2,675,067	$3,874,633	$6,549,700

High Income	398,620	1,036,677	1,435,297

Municipal Bond	1,211,437	25,741,340	26,952,777

Municipal Enhanced	4,404,660	11,810,700	16,215,360

g. CAPITAL STOCK

Each of AMG Funds’ Amended and Restated Agreement and Declaration of Trust, AMG Funds II’s Amended and Restated Declaration of Trust, and AMG Funds III’s Declaration of Trust authorizes for each applicable Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. For the fiscal year ended December 31, 2023, Municipal Enhanced delivered securities, and cash in connection with redemptions in-kind transactions in the amount of $46,736,183 for subscriptions in-kind to AMG GW&K Municipal Enhanced SMA Shares, an affiliated fund, and a related party. For the purposes of U.S. GAAP, the transactions were treated as sales of securities and the resulting gain or loss was recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized.

For the six months ended June 30, 2024 (unaudited) and the fiscal year ended December 31, 2023, the capital stock transactions by class for the Funds were as follows:

	ESG Bond				Enhanced Core Bond ESG

	June 30, 2024		December 31, 2023		June 30, 2024		December 31, 2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	233,326	$5,004,534	502,045	$10,618,434	51,840	$465,722	384,052	$3,446,741

Shares issued in reinvestment of distributions	200,184	4,270,980	395,272	8,384,556	25,076	223,137	32,277	287,738

Shares redeemed	(1,472,770)	(31,593,566)	(2,817,229)	(59,923,434)	(475,535)	(4,260,195)	(370,741)	(3,342,409)

Net increase (decrease)	(1,039,260)	$(22,318,052)	(1,919,912)	$(40,920,444)	(398,619)	$(3,571,336)	45,588	$392,070

Class I:

Shares sold	644,818	$13,853,438	1,156,432	$24,647,398	258,879	$2,342,986	1,011,926	$9,000,136

Shares issued in reinvestment of distributions	129,567	2,764,575	259,536	5,507,823	65,832	588,259	74,147	663,551

Shares redeemed	(1,070,182)	(22,954,469)	(2,914,785)	(61,872,107)	(1,072,672)	(9,636,926)	(933,098)	(8,401,244)

Net increase (decrease)	(295,797)	$(6,336,456)	(1,498,817)	$(31,716,886)	(747,961)	$(6,705,681)	152,975	$1,262,443

Class Z:

Shares sold	—	—	—	—	61,586	$553,423	143,285	$1,297,193

Shares issued in reinvestment of distributions	—	—	—	—	23,188	207,028	30,302	271,456

Shares redeemed	—	—	—	—	(315,335)	(2,835,060)	(444,712)	(3,991,589)

Net decrease	—	—	—	—	(230,561)	$(2,074,609)	(271,125)	$(2,422,940)

	High Income				Municipal Bond

	June 30, 2024		December 31, 2023		June 30, 2024		December 31, 2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	17,155	$357,564	80,767	$1,656,985	351,551	$3,984,094	418,863	$4,709,065

Shares issued in reinvestment of distributions	11,802	244,102	15,456	314,368	9,290	104,922	18,635	207,971

Shares redeemed	(82,697)	(1,710,885)	(83,177)	(1,699,230)	(357,567)	(4,054,495)	(556,927)	(6,183,058)

Net increase (decrease)	(53,740)	$(1,109,219)	13,046	$272,123	3,274	$34,521	(119,429)	$(1,266,022)

Notes to Financial Statements (continued)

	High Income				Municipal Bond

	June 30, 2024		December 31, 2023		June 30, 2024		December 31, 2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class I:

Shares sold	37,655	$784,917	58,087	$1,187,228	13,066,061	$149,467,439	37,373,757	$421,157,504

Shares issued in reinvestment of distributions	5,683	118,105	21,980	446,846	826,135	9,381,871	1,488,315	16,699,309

Shares redeemed	(335,188)	(6,925,333)	(281,706)	(5,745,881)	(13,292,312)	(151,613,712)	(46,781,942)	(526,167,158)

Net increase (decrease)	(291,850)	$(6,022,311)	(201,639)	$(4,111,807)	599,884	$7,235,598	(7,919,870)	$(88,310,345)

	Municipal Enhanced

	June 30, 2024		December 31, 2023

	Shares	Amount	Shares	Amount

Class N:

Shares sold	779,629	$7,072,813	1,862,046	$16,341,115

Shares issued in reinvestment of distributions	2,834	25,706	8,269	72,921

Shares redeemed	(1,098,349)	(10,025,108)	(1,567,017)	(13,721,798)

Net increase (decrease)	(315,886)	$(2,926,589)	303,298	$2,692,238

Class I:

Shares sold	3,499,842	$30,963,142	14,554,470	$124,614,205

Shares issued in reinvestment of distributions	139,893	1,228,430	330,028	2,811,647

Shares redeemed	(4,023,359)	(35,535,943)	(22,667,440)	(192,162,997)[1]

Net decrease	(383,624)	$(3,344,371)	(7,782,942)	$(64,737,145)

Class Z:

Shares issued in reinvestment of distributions	236	$2,080	448	$3,806

Net increase	236	$2,080	448	$3,806

[1]	Includes redemption in-kind in the amount of $46,736,183.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in their share of the underlying collateral under such joint repurchase agreements and in their share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2024, the market value of Repurchase Agreements outstanding for ESG Bond, Municipal Bond and Municipal Enhanced was $20,293,095, $6,462,000 and $271,000, respectively.

i. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

The Funds may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each Fund’s Schedule of Portfolio Investments. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as an investment in

Notes to Financial Statements (continued)

securities and a forward sale commitment in the Fund’s Statement of Assets and Liabilities. For financial reporting purposes, the Fund does offset the receivable and payable for delayed delivery investments purchased and sold. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

During the six months ended June 30, 2024, Municipal Enhanced entered into securities transactions on a delayed delivery or when issued basis. At June 30, 2024, there were no delayed delivery or when issued securities.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into investment advisory agreements under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Boards and, in certain circumstances, shareholders, the subadviser(s) for the Funds and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC (“GW&K”), who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2024, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

ESG Bond	0.23%

Enhanced Core Bond ESG	0.30%

High Income	0.39%

Municipal Bond	0.21%[1]

on first $25 million	0.35%

on next $25 million	0.30%

on next $50 million	0.25%

on balance over $100 million	0.20%

Municipal Enhanced	0.45%

[1]	The rate shown is the effective rate as of June 30, 2024.

The fee paid to GW&K for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

The Investment Manager has contractually agreed, through at least May 1, 2025, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of ESG Bond, Enhanced Core Bond ESG, High Income,

Municipal Bond, and Municipal Enhanced to the annual rate of 0.43%, 0.48%, 0.59%, 0.34%, and 0.59%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Boards, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

For the six months ended June 30, 2024, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense	Repayment of
	Reimbursements	Prior Reimbursements

ESG Bond	$65,389	—

Enhanced Core Bond ESG	86,603	—

High Income	55,202	—

Municipal Bond	334,418	—

Municipal Enhanced	100,374	—

At June 30, 2024, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	ESG Bond	Municipal Bond	Municipal Enhanced

Less than 1 year	$51,752	$719,840	$230,878

1-2 years	86,383	748,215	217,440

2-3 years	107,311	717,835	217,680

Total	$245,446	$2,185,890	$665,998

Effective June 17, 2024, for Enhanced Core Bond ESG and High Income the Investment Manager waived its management fee and right to recoup any prior reimbursed expenses under Enhanced Core Bond ESG’s and High Income’s Expense Limitation Agreements. For the six months ended June 30, 2024, the investment management fees for Enhanced Core Bond ESG and High Income were reduced by $3,470 and $1,041, respectively, or 0.02% of average daily net assets.

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder

Notes to Financial Statements (continued)

services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, Enhanced Core Bond ESG, Municipal Bond and Municipal Enhanced may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of Enhanced Core Bond ESG, Municipal Bond and Municipal Enhanced average daily net assets attributable to the Class N shares. The portion of payments made under the plan by Class N shares of Enhanced Core Bond ESG, Municipal Bond and Municipal Enhanced for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of each Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

For each of Class N and Class I shares of ESG Bond, High Income, Municipal Bond, and Municipal Enhanced, and for Enhanced Core Bond ESG’s Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2024, was as follows:

	Maximum Annual	Actual
	Amount	Amount
Fund	Approved	Incurred

ESG Bond

Class N	0.25%	0.25%
Class I	0.05%	0.05%

Enhanced Core Bond ESG

Class I	0.10%	0.08%

High Income

Class N	0.25%	0.25%
Class I	0.05%	0.05%

Municipal Bond

Class N	0.15%	0.13%
Class I	0.05%	0.05%

Municipal Enhanced

Class N	0.15%	0.15%
Class I	0.05%	0.05%

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds Family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2024, the Funds had no interfund loans outstanding. The Funds did not lend during the six months ended June 30, 2024.

The following Fund utilized the interfund loan program during the six months ended June 30, 2024 as follows:

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Municipal Enhanced	$2,049,864	1	$349	6.215%

Notes to Financial Statements (continued)

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2024, were as follows:

	Long Term Securities

Fund	Purchases	Sales

ESG Bond	$53,194,626	$79,762,186

Enhanced Core Bond ESG	4,654,271	24,631,119

High Income	2,497,584	16,060,393

Municipal Bond	204,995,847	150,809,183

Municipal Enhanced	28,026,669	33,262,651

Purchases and sales of U.S. Government Obligations for the six months ended June 30, 2024 were as follows:

	U.S. Government Obligations

Fund	Purchases	Sales

ESG Bond	$18,371,458	$21,734,426

Enhanced Core Bond ESG	3,215,725	22,537,734

4. PORTFOLIO SECURITIES LOANED

The Funds, except Municipal Bond and Municipal Enhanced, participate in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable by a Fund at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2024, was as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

ESG Bond	$21,447,918	$16,825,095	$5,491,355	$22,316,450

The following table summarizes the securities received as collateral for securities lending at June 30, 2024:

Fund	Collateral Type	Coupon Range	Maturity Date Range

ESG Bond	U.S. Treasury Obligations	0.125%-5.250%	10/15/24-05/15/52

5. FUND RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject the Funds to various risks. Below is a summary of some, but not all, of those risks. Each risk described below does not necessarily apply to each Fund. Please refer to each Fund’s prospectus for a description of the principal risks associated with investing in a particular Fund. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) price fluctuations.

Market Risk: Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies.

Management Risk: Because the Funds are actively managed investment portfolios, security selection or focus on securities in a particular style, market sector or group of companies may cause the Funds to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that GW&K’s investment techniques and risk analysis will produce the desired result.

Municipal Market Risk: Factors unique to the municipal bond market may negatively affect the value of the Funds’ investment in municipal bonds. These factors include political or legislative changes, and uncertainties related to the tax status of the securities and the rights of investors in the securities. The Funds may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent certain Funds have substantial holdings within a particular sector, the risks associated with that sector increase. A portion of certain Funds’ assets may be invested in fixed income securities that would tend to respond similarly to particular economic or political developments or the interest on which is based on revenues or otherwise related to similar types of projects. An example would be securities of issuers whose revenues are paid from similar types of projects, such as health care (including hospitals), utilities, or transportation.

Debt Securities Risk: The value of a debt security changes in response to various factors, including, for example, market-related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its

Notes to Financial Statements (continued)

obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

Interest Rate Risk: Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Funds may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Funds.

Credit and Counterparty Risk: The issuer of bonds or other debt securities may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations.

Prepayment Risk: A debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.

Extension Risk: During periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

Asset-Backed and Mortgage-Backed Securities Risk: Investments in asset-backed and mortgage-backed securities involve risk of severe credit downgrades, loss due to prepayments that occur earlier or later than expected, illiquidity and default.

U.S. Government Securities Risk: Obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”) are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”), are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaults on a loan, there is no guarantee that the U.S. Government will provide financial support.

Liquidity Risk: The Funds may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

High Yield Risk: Below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, liquidity, and market risk than higher-rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

ESG Investing Risk: Because applying a Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, a Fund’s investment returns may underperform funds that do not incorporate ESG factors into their investment process. The incorporation of ESG criteria into the investment process may affect a Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact a Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by GW&K or any judgment exercised by GW&K will improve the financial performance of a Fund or reflect the beliefs or values of any particular investor. ESG standards differ by region and industry, and a company’s ESG practices or GW&K’s assessment of a company’s ESG practices may change over time. GW&K’s evaluation of a company also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third party data providers. Different methodologies may be used by the various issuers and third party sources that provide ESG data, and such ESG data often lacks standardization, consistency and transparency.

6. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. RISKS ASSOCIATED WITH HIGH YIELD SECURITIES

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

8. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2024:

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

ESG Bond

State of Wisconsin Investment Board	$16,825,095	—	$16,825,095	$16,825,095	—

Fixed Income Clearing Corp.	3,468,000	—	3,468,000	3,468,000	—

Total	$20,293,095	—	$20,293,095	$20,293,095	—

Municipal Bond

Fixed Income Clearing Corp.	$6,462,000	—	$6,462,000	$6,462,000	—

Municipal Enhanced

Fixed Income Clearing Corp.	$271,000	—	$271,000	$271,000	—

9. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended June 30, 2024, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended June 30, 2024, is reflected as “Trustee fees and expenses” on the Statement of Operations and is set forth in the table below. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended June 30, 2024.

Trustee fees and expenses

AMG GW&K ESG Bond Fund	$15,790

AMG GW&K Enhanced Core Bond ESG Fund	1,420

AMG GW&K High Income Fund	410

AMG GW&K Municipal Bond Fund	38,866

AMG GW&K Municipal Enhanced Yield Fund	8,098

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG GW&K Enhanced Core Bond ESG Fund, AMG GW&K ESG Bond Fund, and AMG GW&K High Income Fund: Approval of Investment Management and Subadvisory Agreements on June 12, 2024

At an in-person meeting held on June 12, 2024, the Board of Trustees (the “Board” or the “Trustees”) of each of AMG Funds, AMG Funds II, and AMG Funds III (each, a “Trust” and collectively, the “Trusts”), and separately a majority of the Trustees who are not “interested persons” of the Trusts (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) and AMG Funds for each of AMG GW&K Municipal Enhanced Yield Fund and AMG GW&K Municipal Bond Fund, and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016; the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with the Investment Manager and AMG Funds II for AMG GW&K Enhanced Core Bond ESG Fund, and separately each of Amendment No. 1 thereto, Amendment No. 2 thereto dated July 1, 2015, and Amendment No. 3 thereto dated October 1, 2016; and the Fund Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with the Investment Manager and AMG Funds III for AMG GW&K ESG Bond Fund and AMG GW&K High Income Fund, and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreements”); and (ii) the Subadvisory Agreement with respect to each of AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG GW&K Enhanced Core Bond ESG Fund, AMG GW&K ESG Bond Fund, and AMG GW&K High Income Fund (each, a “Fund,” and collectively, the “Funds”), as amended at any time prior to the date of the meeting (collectively, the “Subadvisory Agreements”), with GW&K Investment Management, LLC, the Funds’ subadviser (the “Subadviser”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreements and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, including management fees, the profitability of the Investment Manager and the Subadviser, and the potential for economies of scale that may be shared with the Funds, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreements and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 12, 2024 meeting and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreements and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreements and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trusts in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreements and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreements and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, considered the gross performance of each Fund as compared to the Subadviser’s relevant performance composite that utilizes a similar investment strategy and approach, and noted that the Board reviews on a quarterly basis detailed information about both a Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources, and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the management of the Funds’ subadviser during the period regarding the factors that contributed to the performance of the Funds.

With respect to AMG GW&K Municipal Enhanced Yield Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2024, was below, below, below, and above, respectively, the median performance of the Peer Group and above, below, below, and below, respectively, the performance of the Fund Benchmark, the Bloomberg U.S. Municipal Bond BAA Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent outperformance relative to the Fund Benchmark and longer-term underperformance relative to the Fund Benchmark and the Peer Group. The Trustees also took into account the fact that Class I shares of the Fund ranked in the top percentile relative to the Peer Group for the 2023 calendar year and in the top decile relative to the Peer Group for the 2020 and 2019 calendar years. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG GW&K Municipal Bond Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year, and 10-year periods ended March 31, 2024, was below, below, below, and above, respectively, the median performance of the Peer Group and above, below, below, and below, respectively, the performance of the Fund Benchmark, the Bloomberg 10-Year Municipal Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent outperformance relative to the Fund Benchmark and longer-term underperformance relative to the Fund Benchmark and the Peer Group. The Trustees also took into account the fact that Class I shares of the Fund ranked in the top third relative to its Peer Group for the 10-year period and that the Fund ranked in the top half of its Peer Group for the 2022 and 2023 calendar years. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG GW&K Enhanced Core Bond ESG Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund with that inception date) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2024, was below the median performance of the Peer Group and above, below, above, and below, respectively, the performance of the Fund Benchmark, the Bloomberg U.S. Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Peer Group and more recent outperformance relative to the Fund Benchmark. The Trustees also took into account management’s recommendation to liquidate the Fund effective on or around September 11, 2024, which was approved by the Board.

With respect to AMG GW&K ESG Bond Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2024, was below, above, above, and above, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the Bloomberg U.S. Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s outperformance relative to the Fund Benchmark and longer-term outperformance relative to the Peer Group. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective March 19, 2021, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. The Trustees considered management’s discussion that the Fund’s performance has been in line with management’s expectations since the current Subadviser assumed subadvisory responsibilities. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K High Income Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and

10-year periods ended March 31, 2024, was below, below, above, and below, respectively, the median performance of the Peer Group and below, below, above, and below, respectively, the performance of the Fund Benchmark, the Bloomberg U.S. High Yield 1-5 Year Ba Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance relative to the Peer Group and the Fund Benchmark and the fact that Class N shares of the Fund ranked in the top quintile relative to its Peer Group for the 5-year period. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective December 4, 2020,

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. The Trustees also took into account management’s recommendation to liquidate the Fund effective on or around September 11, 2024, which was approved by the Board.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 12, 2024 meeting and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under each Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under each Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from these relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG GW&K Municipal Enhanced Yield Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2024, were rated in the High and the Above Average rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2025, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.59%. The Board also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Municipal Bond Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2024, were rated in the Below Average and the Low rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2025, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.34%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Enhanced Core Bond ESG Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2024, were rated in the Average and the Above Average rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2025, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.48%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and select competitors, and the Fund’s small size relative to its peer universe. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K ESG Bond Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2024, were rated in the Below Average and the Average rating level, respectively, of the Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2025, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.43%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K High Income Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2024, were rated in the Below Average and the Average rating level, respectively, of the Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2025, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.59%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

PROPOSED LIQUIDATION OF AMG GW&K ENHANCED CORE BOND ESG FUND AND AMG GW&K HIGH INCOME FUND

The Trustees also considered and approved a proposal by management to liquidate AMG GW&K Enhanced Core Bond ESG Fund and AMG GW&K High Income Fund on or around September 11, 2024. The Trustees noted that, although such proposal was approved by the Trustees, renewal of the Investment Management Agreements and Subadvisory Agreements relating to such Funds needed to be considered since the terms of such agreements otherwise would have expired prior to July 1, 2024.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under each Investment Management Agreement and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 12, 2024, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at wealth.amg.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at wealth.amg.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core AMG GW&K Small/Mid Cap Growth AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

Systematica Investments Limited, acting as general partner of Systematica Investments LP

wealth.amg.com	063024 SAR088

Item 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

Item 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 16. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)(1)	Not applicable.

(a)(3)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 9, 2024

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	September 9, 2024